AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 69.6%
Common Stocks — 28.8%
Argentina — 0.0%
MercadoLibre, Inc.*	462	$680,129
Australia — 0.4%
AGL Energy Ltd.	3,665	26,935
ALS Ltd.	1,610	11,867
Altium Ltd.	3,482	70,390
Alumina Ltd.	9,793	12,991
Ampol Ltd.	5,219	97,518
Appen Ltd.	2,092	25,398
Aristocrat Leisure Ltd.	46,081	1,207,018
Atlas Arteria Ltd.	17,118	77,671
Bank of Queensland Ltd.	14,608	96,131
Beach Energy Ltd.	13,602	17,819
Bendigo & Adelaide Bank Ltd.	22,215	169,920
BHP Group Ltd.	35,148	1,216,500
BHP Group PLC	10,617	306,879
Brambles Ltd.	9,750	78,802
carsales.com Ltd.	996	13,529
Challenger Ltd.	3,116	15,147
CIMIC Group Ltd.*	2,260	30,248
Cochlear Ltd.	3,433	552,300
Commonwealth Bank of Australia	1,057	69,250
Computershare Ltd.	1,597	18,328
Corporate Travel Management Ltd.*	1,982	29,561
CSL Ltd.	3,165	638,960
Deterra Royalties Ltd.	17,819	53,302
Domino’s Pizza Enterprises Ltd.	159	11,654
Downer EDI Ltd.	31,816	124,299
Glencore PLC*	61,144	240,870
Harvey Norman Holdings Ltd.	4,478	19,559
IDP Education Ltd.	3,392	61,907
IGO Ltd.	3,503	16,758
Iluka Resources Ltd.	83,940	461,040
Incitec Pivot Ltd.*	19,756	43,708
Insurance Australia Group Ltd.	65,808	234,300
IOOF Holdings Ltd.	47,441	127,127
JB Hi-Fi Ltd.	2,406	94,836
Lendlease Corp. Ltd.	8,384	82,396
Link Administration Holdings Ltd.	15,427	60,201
Medibank Private Ltd.	101,036	214,950
Metcash Ltd.	32,734	91,774
National Australia Bank Ltd.	7,181	142,161
Newcrest Mining Ltd.	5,775	108,330
Nine Entertainment Co. Holdings Ltd.	5,279	11,153
Northern Star Resources Ltd.	9,635	70,329
Oil Search Ltd.	21,561	67,681
Perpetual Ltd.	2,727	68,451
Ramsay Health Care Ltd.	808	41,231
REA Group Ltd.	2,682	289,488
Rio Tinto Ltd.	714	60,209
Scentre Group, REIT	52,294	112,182
SEEK Ltd.*	4,713	102,635
Star Entertainment Group Ltd. (The)*	11,434	32,998
Tabcorp Holdings Ltd.	52,368	186,453
Technology One Ltd.	1,448	10,325
Treasury Wine Estates Ltd.	17,989	141,876
Vicinity Centres, REIT	28,553	35,846
	Shares	Value
Common Stocks (continued)
Australia (cont’d.)
Westpac Banking Corp.	70,064	$1,299,797
WiseTech Global Ltd.	560	12,414
Worley Ltd.	1,564	12,550
		9,527,952
Austria — 0.0%
ANDRITZ AG	2,710	122,331
Raiffeisen Bank International AG*	14,499	318,724
Vienna Insurance Group AG Wiener Versicherung Gruppe	422	10,986
voestalpine AG	550	22,864
		474,905
Belgium — 0.0%
Barco NV	469	11,042
Sofina SA	63	21,336
UCB SA	313	29,836
Umicore SA	3,293	174,586
		236,800
Brazil — 0.1%
Ambev SA	172,839	470,431
B3 SA - Brasil Bolsa Balcao	31,407	305,050
Banco Santander Brasil SA, UTS	1,448	10,221
Cia de Saneamento de Minas Gerais-COPASA	3,150	8,501
Cielo SA	37,989	25,175
CPFL Energia SA	5,131	27,867
EcoRodovias Infraestrutura e Logistica SA*	4,628	9,628
EDP - Energias do Brasil SA	6,890	24,359
Equatorial Energia SA	4,082	17,935
Localiza Rent a Car SA	15,511	165,178
Neoenergia SA	6,164	18,321
Notre Dame Intermedica Participacoes SA*	2,144	31,577
Porto Seguro SA	2,534	21,173
TOTVS SA	9,820	50,595
Ultrapar Participacoes SA	93,129	351,593
Vale SA	48,984	848,767
WEG SA	4,419	58,795
Wheaton Precious Metals Corp.	4,486	171,344
		2,616,510
Canada — 0.7%
Agnico Eagle Mines Ltd.	1,383	79,951
Alimentation Couche-Tard, Inc. (Class B Stock)	14,665	472,846
AltaGas Ltd.	750	12,497
ARC Resources Ltd.	11,790	72,427
Bank of Montreal	11,552	1,029,725
Bank of Nova Scotia (The)	13,295	831,744
BCE, Inc.	1,178	53,177
Canadian Imperial Bank of Commerce	9,047	885,839
Canadian Natural Resources Ltd.	1,651	51,040
Canadian Tire Corp. Ltd. (Class A Stock)	95	13,481
A1

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Canada (cont’d.)
Canadian Western Bank	1,526	$38,845
Canfor Corp.*	533	11,040
Cenovus Energy, Inc.	25,682	192,916
CGI, Inc.*	15,094	1,257,293
CI Financial Corp.	6,127	88,490
Colliers International Group, Inc.	175	17,195
Constellation Software, Inc.	25	34,914
Crescent Point Energy Corp.	25,180	104,992
Descartes Systems Group, Inc. (The)*	1,547	94,381
Element Fleet Management Corp.	1,127	12,331
Empire Co. Ltd. (Class A Stock)	1,129	35,199
Enbridge, Inc.	2,500	91,072
Fairfax Financial Holdings Ltd.	879	383,684
Finning International, Inc.	604	15,361
Fortis, Inc.	589	25,558
Great-West Lifeco, Inc.	5,352	142,413
Hydro One Ltd., 144A	5,243	122,116
Imperial Oil Ltd.	5,689	137,800
Intact Financial Corp.	940	115,191
Kinaxis, Inc.*	344	40,146
Linamar Corp.	527	31,070
Loblaw Cos. Ltd.	4,360	243,552
Magna International, Inc.	201	17,702
Manulife Financial Corp.	38,494	827,956
Onex Corp.	2,831	176,073
Open Text Corp.	663	31,612
Parex Resources, Inc.*	4,389	78,266
Parkland Corp.	496	14,903
Pretium Resources, Inc.*	1,527	15,845
Quebecor, Inc. (Class B Stock)	456	12,243
Rogers Communications, Inc. (Class B Stock)	11,539	532,096
Royal Bank of Canada	24,409	2,250,554
Seven Generations Energy Ltd. (Class A Stock)*	9,039	61,137
Shaw Communications, Inc. (Class B Stock)	2	52
Shopify, Inc. (Class A Stock)*	1,455	1,606,358
SSR Mining, Inc.	6,251	89,385
Sun Life Financial, Inc.	14,224	718,840
Suncor Energy, Inc.	24,370	509,429
Teck Resources Ltd. (Class B Stock)	46,563	891,837
Thomson Reuters Corp.	5,594	490,048
TMX Group Ltd.	4,326	449,536
Toronto-Dominion Bank (The)	15,615	1,018,386
Tourmaline Oil Corp.	9,217	175,436
West Fraser Timber Co. Ltd.	1,613	116,043
Whitecap Resources, Inc.	11,360	49,898
		16,871,921
China — 1.0%
3SBio, Inc., 144A*	12,500	11,104
Agricultural Bank of China Ltd. (Class H Stock)	45,000	18,090
Airtac International Group	1,000	35,488
Alibaba Group Holding Ltd., ADR*	10,797	2,448,004
Autohome, Inc., ADR	220	20,519
	Shares	Value
Common Stocks (continued)
China (cont’d.)
BAIC Motor Corp. Ltd. (Class H Stock), 144A	27,500	$8,870
BBMG Corp. (Class H Stock)	94,000	19,704
BeiGene Ltd., ADR*	571	198,754
BOC Hong Kong Holdings Ltd.	238,500	837,512
Budweiser Brewing Co. APAC Ltd., 144A	9,600	28,907
BYD Co. Ltd. (Class H Stock)	5,500	118,375
CanSino Biologics, Inc. (Class H Stock), 144A*	800	30,476
China Cinda Asset Management Co. Ltd. (Class H Stock)	113,000	23,610
China CITIC Bank Corp. Ltd. (Class H Stock)	71,000	36,316
China Construction Bank Corp. (Class H Stock)	772,000	652,410
China Dili Group*	36,200	10,645
China Eastern Airlines Corp. Ltd. (Class H Stock)	24,000	11,340
China Everbright Bank Co. Ltd. (Class H Stock)	43,000	18,783
China Galaxy Securities Co. Ltd. (Class H Stock)	80,000	49,733
China Jinmao Holdings Group Ltd.	24,000	9,687
China Life Insurance Co. Ltd. (Class H Stock)	101,000	210,662
China Overseas Land & Investment Ltd.	11,500	30,059
China Railway Signal & Communication Corp. Ltd. (Class H Stock), 144A	34,000	14,011
China Tower Corp. Ltd. (Class H Stock), 144A	194,000	28,888
China Vanke Co. Ltd. (Class H Stock)	61,600	242,470
COSCO SHIPPING Energy Transportation Co. Ltd. (Class H Stock)	34,000	15,013
Country Garden Services Holdings Co. Ltd.	8,000	81,423
CSPC Pharmaceutical Group Ltd.	277,120	338,223
Dali Foods Group Co. Ltd., 144A	81,500	46,432
ENN Energy Holdings Ltd.	2,500	40,418
ESR Cayman Ltd., 144A*	3,600	11,832
Evergrande Property Services Group Ltd., 144A*	8,500	16,790
Ganfeng Lithium Co. Ltd. (Class H Stock), 144A	3,800	47,166
GDS Holdings Ltd. (Class A Stock)*	1,000	10,177
GF Securities Co. Ltd. (Class H Stock)	10,600	16,383
GSX Techedu, Inc., ADR*	273	9,249
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class H Stock)	16,000	39,001
Guotai Junan Securities Co. Ltd. (Class H Stock), 144A	43,000	62,429
Haitong Securities Co. Ltd. (Class H Stock)	40,400	37,578
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A*	700	13,909

A2

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Huadian Power International Corp. Ltd. (Class H Stock)	36,000	$11,162
Huatai Securities Co. Ltd. (Class H Stock), 144A	25,400	39,186
Huazhu Group Ltd., ADR*(a)	1,909	104,804
Industrial & Commercial Bank of China Ltd. (Class H Stock)	734,000	529,148
Innovent Biologics, Inc., 144A*	6,500	66,236
iQIYI, Inc., ADR*	786	13,063
JD.com, Inc., ADR*	15,733	1,326,764
JD.com, Inc. (Class A Stock)*	10,850	451,666
Kaisa Group Holdings Ltd.*	29,000	14,404
Kingdee International Software Group Co. Ltd.*	75,000	235,154
KWG Group Holdings Ltd.	10,500	18,082
Lenovo Group Ltd.	394,000	563,531
Logan Group Co. Ltd.	31,000	52,543
Meituan (Class B Stock), 144A*	44,500	1,735,735
NetEase, Inc.	17,500	359,338
NetEase, Inc., ADR	10,410	1,074,937
New Oriental Education & Technology Group, Inc.*	500	6,842
New Oriental Education & Technology Group, Inc., ADR*	48,416	677,824
PetroChina Co. Ltd. (Class H Stock)	364,000	131,818
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A	3,600	68,496
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	101,500	1,218,003
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	112,000	84,349
Prosus NV*	7,868	879,247
Shenzhen Investment Ltd.	50,000	17,409
Shimao Group Holdings Ltd.	24,500	77,524
Shui On Land Ltd.	47,000	7,207
Sinopec Engineering Group Co. Ltd. (Class H Stock)	27,000	14,999
Sinopharm Group Co. Ltd. (Class H Stock)	6,400	15,576
Sinotruk Hong Kong Ltd.	6,500	19,523
Sunac China Holdings Ltd.	19,000	82,052
TAL Education Group, ADR*	9,714	523,099
Tencent Holdings Ltd.	60,700	4,827,182
Tencent Music Entertainment Group, ADR*	9,037	185,168
Tianneng Power International Ltd.	12,000	22,784
Tingyi Cayman Islands Holding Corp.	28,000	51,477
Towngas China Co. Ltd.*	18,000	9,011
Uni-President China Holdings Ltd.	38,000	46,481
WuXi AppTec Co. Ltd. (Class H Stock), 144A	20,000	396,672
Wuxi Biologics Cayman, Inc., 144A*	60,500	764,321
Xiabuxiabu Catering Management China Holdings Co. Ltd., 144A*	10,000	20,435
Yadea Group Holdings Ltd., 144A	22,000	49,189
Yangzijiang Shipbuilding Holdings Ltd.	623,700	596,834
Yuexiu Property Co. Ltd.	78,000	17,713
Yuzhou Group Holdings Co. Ltd.	26,000	7,792
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class H Stock)	54,800	$78,892
ZTO Express Cayman, Inc., ADR	2,296	66,928
		23,461,040
Czech Republic — 0.0%
CEZ A/S	4,489	111,168
Denmark — 0.1%
AP Moller - Maersk A/S (Class B Stock)	164	381,562
Chr Hansen Holding A/S*	9,773	888,190
FLSmidth & Co. A/S	322	12,360
Genmab A/S*	208	68,454
GN Store Nord A/S	521	41,022
H. Lundbeck A/S	372	12,728
ISS A/S*	8,402	156,820
Netcompany Group A/S, 144A	146	13,922
Novo Nordisk A/S (Class B Stock)	19,973	1,345,186
Novozymes A/S (Class B Stock)	2,319	148,387
ROCKWOOL International A/S (Class B Stock)	205	86,521
SimCorp A/S	135	16,734
		3,171,886
Finland — 0.0%
Konecranes OYJ	226	10,078
Neste OYJ	1,466	77,802
Nordea Bank Abp	52,779	520,156
Sampo OYJ (Class A Stock)	443	19,981
Valmet OYJ	356	12,962
Wartsila OYJ Abp	22,035	230,894
		871,873
France — 0.7%
Adevinta ASA*	4,058	59,969
Air Liquide SA	3,296	538,985
Airbus SE*	660	74,850
Alstom SA*	3,813	190,328
Amundi SA, 144A*	6,396	512,245
Atos SE*	7,138	557,890
AXA SA	7,276	195,425
BNP Paribas SA*	9,986	609,693
Carrefour SA	18,638	336,835
Casino Guichard Perrachon SA*	7,161	239,153
Christian Dior SE	951	576,233
Cie de Saint-Gobain*	7,142	422,256
CNP Assurances*	14,878	283,199
Dassault Systemes SE	4,080	873,761
Electricite de France SA*	7,687	103,314
Elis SA*	743	12,148
Engie SA*	23,870	339,822
Eutelsat Communications SA	8,535	104,267
Faurecia SE (BATE)*	3,395	181,423
Faurecia SE (XMIL)*	241	12,774
Gaztransport Et Technigaz SA	1	80
Hermes International	890	986,242
Ipsen SA	2,536	217,746

A3

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
France (cont’d.)
JCDecaux SA*	963	$24,284
Kering SA	3,048	2,106,084
Klepierre SA, REIT	5,329	124,350
Legrand SA	3,095	288,106
L’Oreal SA	1,648	632,512
LVMH Moet Hennessy Louis Vuitton SE	339	226,240
Nexans SA*	1,148	101,752
Pernod Ricard SA	1,360	254,828
Publicis Groupe SA	448	27,369
Remy Cointreau SA	87	16,065
Renault SA*	16,571	718,620
Rexel SA*	15,294	303,206
Rubis SCA	663	31,476
Safran SA*	343	46,734
Sartorius Stedim Biotech	35	14,444
Schneider Electric SE	3,888	594,090
Societe Generale SA*	19,840	520,495
Sodexo SA*	2,111	202,638
SPIE SA*	1,866	44,780
Television Francaise 1*	9	82
TOTAL SE	14,283	666,353
Ubisoft Entertainment SA*	3,554	269,879
Unibail-Rodamco-Westfield, REIT*	5,414	438,919
Valeo SA	19,005	646,991
Vinci SA	1,787	183,272
		15,912,207
Germany — 0.5%
adidas AG*	3,851	1,203,211
AIXTRON SE*	834	18,989
alstria office REIT-AG	1,595	25,798
Aurubis AG	848	70,244
BASF SE	4,061	337,365
Bayer AG	1,066	67,592
Beiersdorf AG	17,639	1,856,741
Continental AG	452	59,729
Covestro AG, 144A	5,488	366,121
Daimler AG	7,908	705,785
Deutsche Bank AG*	36,679	439,676
Deutsche Boerse AG	990	164,733
Deutsche Post AG	10,128	556,171
Duerr AG	285	11,877
E.ON SE	34,283	400,142
Fielmann AG*	670	53,488
Freenet AG	1,752	42,031
GEA Group AG	321	13,167
Hannover Rueck SE	181	33,086
HeidelbergCement AG	153	13,912
Hella GmbH & Co. KGaA*	1,409	79,145
HelloFresh SE*	4,179	312,278
Henkel AG & Co. KGaA	1,681	166,787
HUGO BOSS AG	13,396	525,736
Infineon Technologies AG	3,112	132,727
Jenoptik AG	2	60
KION Group AG	904	89,345
Knorr-Bremse AG	2,141	267,341
LANXESS AG	552	40,724
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Merck KGaA	86	$14,707
Nemetschek SE	1,515	96,803
ProSiebenSat.1 Media SE*	4,283	87,597
Puma SE*(a)	1,427	139,907
Rheinmetall AG	629	63,834
SAP SE	5,561	682,590
Scout24 AG, 144A	3,854	293,094
Siemens AG	6,343	1,041,815
Siemens Energy AG*	2,790	100,529
Software AG	267	11,268
thyssenkrupp AG*	13,048	174,385
United Internet AG	325	13,033
Volkswagen AG	571	207,148
Wacker Chemie AG	646	91,966
		11,072,677
Hong Kong — 0.2%
AIA Group Ltd.	49,200	603,292
ASM Pacific Technology Ltd.	1,800	23,127
Cathay Pacific Airways Ltd.*	27,000	25,303
CK Asset Holdings Ltd.	71,000	433,052
Henderson Land Development Co. Ltd.	17,000	76,664
Hongkong Land Holdings Ltd.	55,200	271,409
Hysan Development Co. Ltd.	5,000	19,565
Jardine Matheson Holdings Ltd.	400	26,178
Jardine Strategic Holdings Ltd.	1,800	59,556
Kerry Properties Ltd.	44,000	142,736
Link REIT	22,200	202,861
MTR Corp. Ltd.	67,500	383,445
New World Development Co. Ltd.	67,000	348,846
NWS Holdings Ltd.	21,000	22,343
RemainCo. LLC^	30,714	244,176
Sun Hung Kai Properties Ltd.	51,000	775,810
Swire Pacific Ltd. (Class A Stock)	49,500	374,977
Swire Properties Ltd.	48,600	150,534
Techtronic Industries Co. Ltd.	34,500	591,977
WH Group Ltd., 144A	17,000	13,842
Wharf Real Estate Investment Co. Ltd.	17,000	95,571
		4,885,264
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC*	14,637	106,406
OTP Bank Nyrt*	6,154	263,582
		369,988
India — 0.4%
Adani Total Gas Ltd.*	824	10,926
Adani Transmission Ltd.*	833	10,421
Affle India Ltd.*	100	7,465
Apollo Hospitals Enterprise Ltd.	422	16,845
Asian Paints Ltd.	15,441	538,403
AU Small Finance Bank Ltd., 144A*	952	16,139
Axis Bank Ltd.*	17,760	170,665
Bajaj Finance Ltd.*	170	12,062
Balrampur Chini Mills Ltd.	4,414	13,047
Container Corp. Of India Ltd.	1,308	10,757
Dabur India Ltd.	24,178	179,566

A4

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
India (cont’d.)
Dixon Technologies India Ltd.*	265	$13,424
Eicher Motors Ltd.*	472	16,908
Exide Industries Ltd.	5,535	13,975
Federal Bank Ltd.*	38,131	39,873
Gland Pharma Ltd., 144A*	581	19,780
Glenmark Pharmaceuticals Ltd.	2,179	13,906
Gujarat Gas Ltd.	1,476	11,173
Happiest Minds Technologies Ltd.*	3,132	23,134
Havells India Ltd.	882	12,727
HCL Technologies Ltd.	42,574	574,840
HDFC Bank Ltd.*	46,931	960,416
HDFC Life Insurance Co. Ltd., 144A*	17,686	169,273
Hindalco Industries Ltd.	10,022	45,099
Housing Development Finance Corp. Ltd.	31,900	1,096,309
ICICI Bank Ltd.*	46,945	375,246
ICICI Prudential Life Insurance Co. Ltd., 144A*	7,457	45,630
Indian Energy Exchange Ltd., 144A	3,679	16,887
IndusInd Bank Ltd.*	6,023	79,410
Infosys Ltd.	25,637	480,559
InterGlobe Aviation Ltd., 144A*	3,166	70,882
ITC Ltd.	57,107	171,527
Jubilant Foodworks Ltd.*	483	19,305
Jubilant Ingrevia Ltd.*	1,317	4,678
Jubilant Pharmova Ltd.*	1,317	12,399
KEC International Ltd.*	2,182	12,357
Kotak Mahindra Bank Ltd.*	21,776	525,095
KPIT Technologies Ltd.*	4,598	11,291
Laurus Labs Ltd., 144A	9,051	45,151
Mahanagar Gas Ltd.	752	12,082
Mindtree Ltd.	1,011	28,942
National Aluminium Co. Ltd.	6,641	4,943
Nestle India Ltd.	369	86,939
Oil & Natural Gas Corp. Ltd.	57,823	81,421
Pidilite Industries Ltd.*	669	16,630
Reliance Industries Ltd.	26,355	725,781
Route Mobile Ltd.*	600	11,569
SBI Cards & Payment Services Ltd.	1,807	23,090
SBI Life Insurance Co. Ltd., 144A*	15,597	188,640
State Bank of India*	40,623	203,904
Tata Consultancy Services Ltd.	31,915	1,391,068
Tata Elxsi Ltd.	592	21,945
TVS Motor Co. Ltd.	2,772	22,325
United Breweries Ltd.	695	11,859
Voltas Ltd.	920	12,675
Wipro Ltd.	25,830	146,874
		8,858,237
Indonesia — 0.0%
Bank Central Asia Tbk PT	126,900	272,577
Ireland — 0.1%
AIB Group PLC*	7,129	18,814
CRH PLC	4,939	230,909
Flutter Entertainment PLC (XLON)*	673	144,713
Flutter Entertainment PLC (XMSM)*	1,410	303,082
Kerry Group PLC (Class A Stock)	229	28,707
	Shares	Value
Common Stocks (continued)
Ireland (cont’d.)
Kingspan Group PLC	2,979	$251,597
		977,822
Israel — 0.0%
Bank Hapoalim BM*	17,232	134,122
Bank Leumi Le-Israel BM*	11,602	76,349
First International Bank of Israel Ltd.*	1,127	31,432
Isracard Ltd.*	155	533
Israel Discount Bank Ltd. (Class A Stock)*	19,219	79,851
Mizrahi Tefahot Bank Ltd.*	1,641	42,774
Nice Ltd.*	962	206,845
Plus500 Ltd.	727	14,055
Strauss Group Ltd.	409	11,011
Teva Pharmaceutical Industries Ltd.*	15,768	181,908
Teva Pharmaceutical Industries Ltd., ADR*(a)	16,059	185,321
		964,201
Italy — 0.1%
Banca Generali SpA*	748	26,429
Buzzi Unicem SpA	901	23,481
Enel SpA	29,271	290,463
Hera SpA	3,730	14,359
Italgas SpA	3,291	21,396
Leonardo SpA	21,011	170,383
Mediobanca Banca di Credito Finanziario SpA*	6,495	72,111
Pirelli & C SpA, 144A*	27,502	161,187
Prysmian SpA	3,644	118,650
Telecom Italia SpA	414,670	224,058
Telecom Italia SpA, RSP	89,441	51,355
UniCredit SpA*	30,090	319,326
Unipol Gruppo SpA*	43,652	244,459
		1,737,657
Japan — 1.4%
AEON Financial Service Co. Ltd.	1,000	13,472
Aisin Corp.	6,900	263,494
Alps Alpine Co. Ltd.	28,900	383,728
Amada Co. Ltd.	12,300	137,550
ANA Holdings, Inc.*	9,600	223,855
Anritsu Corp.	1,500	32,829
Asahi Group Holdings Ltd.	9,000	380,659
Asahi Kasei Corp.	7,400	85,417
Asics Corp.	1,200	19,211
ASKUL Corp.	400	15,321
Astellas Pharma, Inc.	33,700	519,668
Bandai Namco Holdings, Inc.	1,500	107,278
Benesse Holdings, Inc.	7,100	149,711
Bridgestone Corp.	24,000	973,751
Calbee, Inc.	2,000	51,047
Canon, Inc.	25,600	579,477
Casio Computer Co. Ltd.	4,600	86,930
Central Japan Railway Co.	1,900	284,378
Citizen Watch Co. Ltd.	5,700	19,561
COMSYS Holdings Corp.	500	15,440

A5

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Credit Saison Co. Ltd.	2,200	$26,421
Dai Nippon Printing Co. Ltd.	4,300	90,431
Daicel Corp.	1,500	11,559
Daifuku Co. Ltd.	700	69,018
Daiichikosho Co. Ltd.	400	15,556
Daito Trust Construction Co. Ltd.	600	69,727
Denso Corp.	1,800	120,503
Dentsu Group, Inc.	700	22,488
DIC Corp.	9,000	233,278
Dip Corp.	500	13,157
Disco Corp.	100	31,548
Ebara Corp.	2,300	94,055
Eisai Co. Ltd.	2,000	134,411
Electric Power Development Co. Ltd.	2,300	40,224
FANUC Corp.	2,400	571,377
Fast Retailing Co. Ltd.	1,500	1,200,967
Fuji Media Holdings, Inc.	3,400	41,771
Fuji Seal International, Inc.	400	8,960
FUJIFILM Holdings Corp.	15,900	946,465
GMO internet, Inc.	300	8,638
GungHo Online Entertainment, Inc.	600	11,893
Hitachi Transport System Ltd.	700	23,523
Honda Motor Co. Ltd.	15,000	451,023
Inpex Corp.	97,700	669,263
Isuzu Motors Ltd.	5,700	61,546
Izumi Co. Ltd.	900	35,356
Japan Airlines Co. Ltd.*	4,700	105,367
Japan Post Bank Co. Ltd.	4,400	42,340
Japan Post Holdings Co. Ltd.*	63,100	562,523
Japan Tobacco, Inc.	42,300	813,018
JTEKT Corp.	1,500	15,430
Kaneka Corp.	6,500	267,334
Kansai Paint Co. Ltd.	3,300	88,507
Kao Corp.	11,000	727,251
Kawasaki Kisen Kaisha Ltd.*	1,600	36,829
KDDI Corp.	14,800	454,182
Keyence Corp.	2,700	1,231,063
Kirin Holdings Co. Ltd.	18,000	345,000
Kobayashi Pharmaceutical Co. Ltd.	200	18,697
Kobe Steel Ltd.*	2,600	17,688
Koito Manufacturing Co. Ltd.	600	40,461
Komatsu Ltd.	1,200	37,224
Konica Minolta, Inc.	60,300	328,877
K’s Holdings Corp.	1,100	15,145
Kubota Corp.	7,400	169,178
Kyoritsu Maintenance Co. Ltd.	1,500	49,935
Kyowa Exeo Corp.	1,200	31,756
Kyushu Railway Co.	3,100	72,205
Lintec Corp.	500	11,328
Maruha Nichiro Corp.	400	9,499
Matsui Securities Co. Ltd.	2,500	20,408
Mazda Motor Corp.*	3,700	30,323
McDonald’s Holdings Co. Japan Ltd.	2,700	124,631
Mitsubishi HC Capital, Inc.	42,200	255,415
Mitsubishi Heavy Industries Ltd.	9,800	305,279
Mitsubishi Materials Corp.	6,500	152,604
Mitsubishi Motors Corp.*	13,300	38,121
Mitsui Mining & Smelting Co. Ltd.	1,200	41,922
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Mixi, Inc.	400	$10,036
Mizuho Financial Group, Inc.	2,500	35,838
Morinaga Milk Industry Co. Ltd.	200	10,528
MS&AD Insurance Group Holdings, Inc.	1,400	41,219
Murata Manufacturing Co. Ltd.	3,600	289,247
Nexon Co. Ltd.	7,500	243,733
NGK Spark Plug Co. Ltd.	1,800	31,180
Nichirei Corp.	800	20,572
Nidec Corp.	1,200	146,650
Nihon Unisys Ltd.	600	18,534
Nikon Corp.	41,100	386,689
Nintendo Co. Ltd.	300	168,089
Nippon Paint Holdings Co. Ltd.	29,000	418,789
Nippon Paper Industries Co. Ltd.	800	9,610
Nippon Shinyaku Co. Ltd.	700	52,153
Nippon Shokubai Co. Ltd.	2,400	137,426
Nippon Telegraph & Telephone Corp.	26,800	686,941
Nippon Television Holdings, Inc.	2,700	35,593
Nisshin Seifun Group, Inc.	3,700	61,935
Nissin Foods Holdings Co. Ltd.	600	44,557
Nitto Denko Corp.	200	17,167
NOK Corp.	700	9,553
Obayashi Corp.	10,800	99,383
Omron Corp.	700	54,875
Open House Co. Ltd.	300	12,847
Oracle Corp.	100	9,785
Oriental Land Co. Ltd.	4,100	616,919
Otsuka Corp.	300	14,051
Outsourcing, Inc.	700	11,386
Panasonic Corp.	25,800	333,466
Pigeon Corp.	1,300	49,379
Pola Orbis Holdings, Inc.	15,500	374,368
Recruit Holdings Co. Ltd.	28,300	1,389,823
Relo Group, Inc.	700	14,837
Resona Holdings, Inc.	9,900	41,602
Resorttrust, Inc.	700	11,770
Ricoh Co. Ltd.	50,100	511,054
Rinnai Corp.	500	56,163
Ryohin Keikaku Co. Ltd.	3,700	87,861
Sankyu, Inc.	300	13,184
Santen Pharmaceutical Co. Ltd.	1,600	22,036
SCREEN Holdings Co. Ltd.	1,600	142,401
Seiko Epson Corp.	600	9,804
Sekisui House Ltd.	500	10,758
Seven & i Holdings Co. Ltd.	10,700	431,795
Seven Bank Ltd.	9,100	20,852
Shimamura Co. Ltd.	300	34,684
Shimano, Inc.	1,200	286,862
Shimizu Corp.	5,800	47,083
Shinsei Bank Ltd.*	3,900	62,955
Shionogi & Co. Ltd.	2,700	145,606
SMC Corp.	1,100	640,492
SoftBank Corp.	23,000	299,422
SoftBank Group Corp.	12,700	1,083,342
Sojitz Corp.	8,900	25,196
Sony Group Corp.	800	84,278
Square Enix Holdings Co. Ltd.	1,400	77,911

A6

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Stanley Electric Co. Ltd.	300	$8,972
Subaru Corp.	29,900	598,212
Sugi Holdings Co. Ltd.	100	7,936
Sumitomo Chemical Co. Ltd.	113,600	589,986
Sumitomo Forestry Co. Ltd.	3,800	82,354
Sumitomo Heavy Industries Ltd.	900	25,020
Sumitomo Mitsui Financial Group, Inc.	10,700	387,652
Sumitomo Rubber Industries Ltd.	46,000	543,333
Suntory Beverage & Food Ltd.	8,300	309,427
Sysmex Corp.	2,000	216,057
Taiheiyo Cement Corp.	400	10,572
Taisei Corp.	700	27,098
Taisho Pharmaceutical Holdings Co. Ltd.	400	25,875
Takeda Pharmaceutical Co. Ltd.	13,100	473,196
Teijin Ltd.	800	13,813
Tokyo Electric Power Co. Holdings, Inc.*	20,200	67,542
Tokyo Electron Ltd.	1,800	770,860
Tokyo Gas Co. Ltd.	1,000	22,296
Tokyo Ohka Kogyo Co. Ltd.	200	12,618
Toppan Printing Co. Ltd.	1,500	25,460
Toray Industries, Inc.	2,100	13,575
Toshiba Corp.	20,800	705,321
Toyo Seikan Group Holdings Ltd.	1,100	13,165
Toyo Suisan Kaisha Ltd.	1,500	63,091
Toyoda Gosei Co. Ltd.	700	18,461
Toyota Boshoku Corp.	3,500	58,082
Toyota Motor Corp.	700	54,689
Ube Industries Ltd.	12,800	273,168
Ushio, Inc.	900	11,916
Welcia Holdings Co. Ltd.	5,600	192,311
Yakult Honsha Co. Ltd.	9,000	456,700
Yamada Holdings Co. Ltd.	63,500	343,817
Yamaguchi Financial Group, Inc.	7,600	50,638
Yamaha Corp.	700	38,123
Yaskawa Electric Corp.	2,000	100,259
Yokohama Rubber Co. Ltd. (The)	2,200	39,428
Z Holdings Corp.	9,900	49,436
Zenkoku Hosho Co. Ltd.	1,200	55,276
Zeon Corp.	1,500	24,045
		32,589,524
Luxembourg — 0.0%
APERAM SA	935	42,265
RTL Group SA*	1,149	67,353
SES SA	13,946	110,747
		220,365
Macau — 0.0%
Sands China Ltd.*	68,400	343,769
Malaysia — 0.2%
AirAsia Group Bhd*	243,800	57,600
Bumi Armada Bhd*	102,600	10,527
Bursa Malaysia Bhd	4,400	9,525
CIMB Group Holdings Bhd	280,100	293,784
D&O Green Technologies Bhd	15,600	15,615
	Shares	Value
Common Stocks (continued)
Malaysia (cont’d.)
Fraser & Neave Holdings Bhd	2,300	$16,633
Hartalega Holdings Bhd	100,500	216,697
Inari Amertron Bhd	122,400	97,571
Kossan Rubber Industries	91,200	71,797
Malayan Banking Bhd	253,600	505,257
MISC Bhd	5,100	8,395
My EG Services Bhd	46,400	22,202
Petronas Chemicals Group Bhd	7,100	13,721
Petronas Dagangan Bhd	6,100	29,466
Press Metal Aluminium Holdings Bhd	30,200	72,182
Public Bank Bhd	1,088,900	1,105,442
QL Resources Bhd	14,850	21,726
Serba Dinamik Holdings Bhd	75,800	31,234
Supermax Corp. Bhd	149,368	137,434
Telekom Malaysia Bhd	114,300	169,197
Tenaga Nasional Bhd	165,600	405,004
Top Glove Corp. Bhd	168,300	183,497
		3,494,506
Mexico — 0.0%
America Movil SAB de CV (Class L Stock)	222,442	151,599
Coca-Cola Femsa SAB de CV, UTS	4,600	21,155
Gruma SAB de CV (Class B Stock)	1,761	20,850
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)*	2,673	27,902
Grupo Bimbo SAB de CV (Class A Stock)	20,187	42,370
Grupo Financiero Banorte SAB de CV (Class O Stock)*	38,391	216,471
Grupo Televisa SAB, UTS*	8,000	14,220
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	46,858	80,215
Megacable Holdings SAB de CV, UTS	4,800	17,179
Orbia Advance Corp. SAB de CV	9,689	25,835
		617,796
Netherlands — 0.4%
ABN AMRO Bank NV, 144A, CVA*	44,746	545,785
Adyen NV, 144A*	114	254,766
Aegon NV	311,798	1,488,375
Akzo Nobel NV	170	19,051
ASML Holding NV	1,171	720,786
ASR Nederland NV	428	19,199
Flow Traders, 144A	1,420	59,439
Heineken NV	3,929	403,894
ING Groep NV	37,641	462,840
JDE Peet’s NV*	4,462	163,897
Koninklijke Ahold Delhaize NV	29,479	822,214
Koninklijke Philips NV*	2,194	125,291
Koninklijke Vopak NV	7,943	396,067
NN Group NV	15,770	773,073
PostNL NV*	6,893	33,601
Randstad NV	6,860	483,142
Royal Dutch Shell PLC (Class A Stock)	68,906	1,338,783
Royal Dutch Shell PLC (Class B Stock)	63,941	1,173,846
Signify NV, 144A*	9,158	474,922

A7

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
Wolters Kluwer NV	952	$82,924
		9,841,895
New Zealand — 0.0%
a2 Milk Co. Ltd. (The)*	53,435	319,227
Fisher & Paykel Healthcare Corp. Ltd.	1,580	35,496
Xero Ltd.*	281	27,226
		381,949
Norway — 0.0%
Equinor ASA	5,289	103,528
Leroy Seafood Group ASA	5	43
Schibsted ASA (Class B Stock)*	1,083	38,711
		142,282
Philippines — 0.0%
Ayala Corp.	3,010	45,817
Ayala Land, Inc.	98,300	69,492
JG Summit Holdings, Inc.	17,556	21,598
Metropolitan Bank & Trust Co.	13,079	11,989
San Miguel Corp.	3,390	8,331
SM Prime Holdings, Inc.	37,200	26,823
Universal Robina Corp.	6,730	18,443
		202,493
Poland — 0.0%
Bank Polska Kasa Opieki SA*	2,150	38,464
Polskie Gornictwo Naftowe i Gazownictwo SA	57,437	87,521
Santander Bank Polska SA*	673	37,249
		163,234
Portugal — 0.0%
EDP - Energias de Portugal SA	36,790	210,284
Galp Energia SGPS SA	36,934	430,706
		640,990
Russia — 0.0%
LUKOIL PJSC	3,289	266,201
Magnit PJSC, GDR	1,998	30,009
MMC Norilsk Nickel PJSC	501	157,785
Novolipetsk Steel PJSC	9,578	30,577
PhosAgro PJSC, GDR	1,268	22,161
Tatneft PJSC	9,519	75,427
		582,160
Saudi Arabia — 0.0%
Riyad Bank	15	90
Singapore — 0.1%
Ascott Residence Trust, UTS	23,400	18,631
DBS Group Holdings Ltd.	14,400	309,539
Jardine Cycle & Carriage Ltd.	22,300	374,618
Keppel Corp. Ltd.	15,500	61,476
NetLink NBN Trust, UTS	13,900	9,773
Oversea-Chinese Banking Corp. Ltd.	25,000	218,860
Singapore Airlines Ltd.*	22,100	91,515
	Shares	Value
Common Stocks (continued)
Singapore (cont’d.)
Singapore Technologies Engineering Ltd.	55,300	$160,739
Singapore Telecommunications Ltd.	274,000	498,192
United Overseas Bank Ltd.	8,500	163,573
		1,906,916
South Africa — 0.1%
Absa Group Ltd.	14,143	120,679
Anglo American Platinum Ltd.	1,669	243,440
Anglo American PLC	11,731	461,674
Barloworld Ltd.*	1,017	6,219
Bidvest Group Ltd. (The)	1,227	14,170
Capitec Bank Holdings Ltd.*	399	38,357
FirstRand Ltd.	63,200	220,822
Gold Fields Ltd.	14,745	138,954
Impala Platinum Holdings Ltd.	2,200	40,868
Investec Ltd.	5,508	16,142
Kumba Iron Ore Ltd.	452	18,615
Liberty Holdings Ltd.	3,862	15,472
Naspers Ltd. (Class N Stock)	6,052	1,455,453
Netcare Ltd.*	11,742	11,362
Standard Bank Group Ltd.	27,984	237,630
		3,039,857
South Korea — 0.3%
Celltrion, Inc.*	486	140,113
Chong Kun Dang Pharmaceutical Corp.	241	29,510
Cosmax, Inc.*	131	14,197
Doosan Bobcat, Inc.*	866	32,380
Hanjin Kal Corp.*	173	8,775
HSD Engine Co. Ltd.*	1,603	13,338
Hugel, Inc.*	54	8,470
Hyundai Construction Equipment Co. Ltd.*	400	19,109
Hyundai Electric & Energy System Co. Ltd.*	560	10,452
Hyundai Mobis Co. Ltd.	171	44,325
Intellian Technologies, Inc.	211	12,454
Kakao Corp.	886	392,565
Korea Electric Power Corp.	1,470	30,196
Korea Zinc Co. Ltd.	445	161,033
KT Corp.	11,570	289,565
LG Household & Health Care Ltd.	156	216,905
NAVER Corp.	3,958	1,329,830
NCSoft Corp.	372	287,720
Netmarble Corp., 144A	441	50,475
NEXTIN, Inc.*	159	10,438
POSCO	586	166,599
Posco M-Tech Co. Ltd.	1,543	11,621
Samsung Biologics Co. Ltd., 144A*	249	165,566
Samsung Electronics Co. Ltd.	27,402	1,979,372
Samsung SDI Co. Ltd.	321	189,141
Samsung SDS Co. Ltd.	717	123,217
SK Hynix, Inc.	1,671	197,612
SK Innovation Co. Ltd.*	234	45,686
SK Telecom Co. Ltd.	1,435	350,182
S-Oil Corp.*	490	35,309

A8

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
Studio Dragon Corp.*	680	$60,356
Wysiwyg Studios Co. Ltd.*	1,152	13,080
YG Entertainment, Inc.*	233	9,224
		6,448,815
Spain — 0.2%
CaixaBank SA	9,564	29,628
Cellnex Telecom SA, 144A	43,551	2,515,143
EDP Renovaveis SA	2,047	43,802
Grifols SA	562	14,760
Iberdrola SA	54,429	700,943
Naturgy Energy Group SA	4,740	116,336
Repsol SA	17,734	219,957
Siemens Gamesa Renewable Energy SA	943	36,497
Zardoya Otis SA	1,579	10,093
		3,687,159
Sweden — 0.2%
AAK AB	1,167	26,445
Alfa Laval AB*	12,366	374,088
Atlas Copco AB (Class A Stock)	1,987	121,078
Atlas Copco AB (Class B Stock)	8,085	421,044
Axfood AB	608	14,550
Dometic Group AB, 144A*	1,983	28,811
Electrolux AB (Class B Stock)	4,414	122,650
Elekta AB (Class B Stock)	4,198	54,441
Evolution Gaming Group AB, 144A	1,801	266,036
Getinge AB (Class B Stock)	1,380	38,333
Hennes & Mauritz AB (Class B Stock)*	30,970	697,985
ICA Gruppen AB	408	19,959
Indutrade AB*	757	17,482
Intrum AB	1,069	34,382
Investor AB (Class A Stock)	384	30,448
Kinnevik AB (Class B Stock)*	9,121	444,168
L E Lundbergforetagen AB (Class B Stock)*	3,066	167,466
Loomis AB	4,763	144,982
Pandox AB*	5,696	96,690
Saab AB (Class B Stock)*	6,633	181,640
Sandvik AB*	20,955	573,003
Skanska AB (Class B Stock)	528	13,237
SKF AB (Class B Stock)	12,609	358,631
SSAB AB (Class A Stock)*	31,115	164,854
Stillfront Group AB*	1,918	17,766
Svenska Handelsbanken AB (Class A Stock)	984	10,707
Swedish Match AB	2,799	218,553
Swedish Orphan Biovitrum AB*	6,751	108,044
Telefonaktiebolaget LM Ericsson (Class B Stock)	26,597	352,056
Trelleborg AB (Class B Stock)*	6,081	154,652
Volvo AB (Class A Stock)*	426	10,913
Volvo AB (Class B Stock)*	8,197	207,986
		5,493,080
	Shares	Value
Common Stocks (continued)
Switzerland — 0.4%
Adecco Group AG	2,255	$152,282
Barry Callebaut AG	4	9,042
BKW AG*	107	11,684
Cie Financiere Richemont SA (Class A Stock)	19,663	1,888,077
Coca-Cola HBC AG*	3	95
Credit Suisse Group AG	76,790	807,810
Givaudan SA	260	1,004,564
Kuehne + Nagel International AG	804	229,421
LafargeHolcim Ltd.*	8,375	492,457
Nestle SA	16,919	1,886,037
Novartis AG	2,880	246,029
Roche Holding AG (BATE)	4,354	1,407,084
Roche Holding AG (XSWX)	585	200,541
Sika AG	2,227	637,069
Stadler Rail AG*	258	12,316
STMicroelectronics NV	3,420	130,555
Swatch Group AG (The)*	561	161,324
Tecan Group AG*	306	135,927
		9,412,314
Taiwan — 0.5%
Acer, Inc.	85,000	94,322
ASE Technology Holding Co. Ltd.	30,000	113,968
ASPEED Technology, Inc.	1,000	61,103
AU Optronics Corp.*	446,000	332,531
Bizlink Holding, Inc.	1,000	9,388
Cathay Financial Holding Co. Ltd.	149,432	251,637
Chailease Holding Co. Ltd.	15,853	109,736
China Airlines Ltd.*	162,000	87,028
Chipbond Technology Corp.	8,000	21,921
CTBC Financial Holding Co. Ltd.	774,680	601,153
Delta Electronics, Inc.	53,000	537,695
E.Sun Financial Holding Co. Ltd.	159,000	145,581
Eva Airways Corp.	380,000	209,841
Evergreen Marine Corp. Taiwan Ltd.*	44,000	70,803
Everlight Electronics Co. Ltd.	10,000	16,285
Flexium Interconnect, Inc.	3,000	13,276
Forcecon Tech Co. Ltd.	3,000	12,985
GeneReach Biotechnology Corp.*	12,000	49,472
Gigabyte Technology Co. Ltd.	11,000	38,701
Global Unichip Corp.	1,000	14,100
Gourmet Master Co. Ltd.	2,000	12,306
Grand Pacific Petrochemical*	15,000	14,534
Hon Hai Precision Industry Co. Ltd.	63,000	275,052
Hota Industrial Manufacturing Co. Ltd.	2,000	8,205
Lotes Co. Ltd.	1,000	17,635
MediaTek, Inc.	47,000	1,605,672
Merida Industry Co. Ltd.	2,000	24,593
Novatek Microelectronics Corp.	7,000	142,315
OptoTech Corp.*	33,000	31,026
Primax Electronics Ltd.	27,000	60,509
Quanta Computer, Inc.	18,000	62,072
Realtek Semiconductor Corp.	40,000	698,319
Sercomm Corp.	6,000	15,642
Sitronix Technology Corp.	1,000	8,438
Swancor Holding Co. Ltd.	3,000	14,622
TaiDoc Technology Corp.	7,000	45,757

A9

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Taiwan Mobile Co. Ltd.	12,000	$41,339
Taiwan Semiconductor Manufacturing Co. Ltd.	235,000	4,892,910
TPK Holding Co. Ltd.*	5,000	8,848
Tung Ho Steel Enterprise Corp.	39,000	61,089
Uni-President Enterprises Corp.	250,000	640,490
Visual Photonics Epitaxy Co. Ltd.	26,000	108,829
Voltronic Power Technology Corp.	1,000	38,856
Wan Hai Lines Ltd.	6,000	11,656
Wistron NeWeb Corp.	4,000	10,494
WPG Holdings Ltd.	8,120	13,921
Yuanta Financial Holding Co. Ltd.	342,320	270,793
		11,927,448
Tanzania — 0.0%
AngloGold Ashanti Ltd.	12,222	267,998
Thailand — 0.0%
Asset World Corp. PCL, NVDR	112,300	18,417
B Grimm Power PCL	7,200	10,627
Gulf Energy Development PCL	24,500	26,403
		55,447
Turkey — 0.1%
Akbank TAS	75,041	42,734
Arcelik A/S	3,078	12,493
BIM Birlesik Magazalar A/S	10,045	86,059
Enerjisa Enerji A/S, 144A	9,132	12,981
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	47,057	40,476
Koza Anadolu Metal Madencilik Isletmeleri A/S*	13,784	23,344
Petkim Petrokimya Holding A/S*	19,534	13,638
Turcas Petrol A/S*	15,352	8,284
Turk Telekomunikasyon A/S	13,361	10,983
Turkcell Iletisim Hizmetleri A/S	326,314	593,647
Turkiye Garanti Bankasi A/S*	85,265	69,243
Turkiye Is Bankasi A/S (Class C Stock)*	105,469	61,651
Turkiye Vakiflar Bankasi TAO (Class D Stock)*	30,386	12,757
Yapi ve Kredi Bankasi A/S*	70,873	18,926
		1,007,216
United Arab Emirates — 0.0%
NMC Health PLC*^	411	—
United Kingdom — 0.8%
3i Group PLC	8,751	138,803
Abcam PLC*	4,197	81,407
Aggreko PLC	1,785	21,557
Associated British Foods PLC*	2,025	67,427
AstraZeneca PLC	13,703	1,369,771
Auto Trader Group PLC, 144A*	2,755	21,048
Aviva PLC	35,702	201,571
Babcock International Group PLC*	85,770	271,978
Barclays PLC	29,808	76,700
Bellway PLC	2,437	114,524
BP PLC	36,831	149,418
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
British American Tobacco PLC	9,890	$376,269
British Land Co. PLC (The), REIT	2,790	19,406
BT Group PLC*	105,559	225,924
Burberry Group PLC*	9,991	260,915
Centrica PLC*	154,931	115,831
CK Hutchison Holdings Ltd.	12,000	96,159
Compass Group PLC*	18,011	364,313
ConvaTec Group PLC, 144A	35,578	96,361
Diageo PLC	7,993	329,314
Dunelm Group PLC	11,448	205,121
Entain PLC*	4,621	97,107
Experian PLC	15,522	535,390
GlaxoSmithKline PLC	36,670	650,696
HomeServe PLC	6,016	99,670
Howden Joinery Group PLC*	35,841	360,745
HSBC Holdings PLC	111,065	648,864
Imperial Brands PLC	14,409	297,725
Informa PLC*	72,741	565,241
ITV PLC*	63,104	104,509
J Sainsbury PLC	118,148	395,605
JD Sports Fashion PLC*	30,240	346,364
JET2 PLC*	7,351	128,002
John Wood Group PLC*	23,809	88,432
Johnson Matthey PLC	10,968	455,627
Kingfisher PLC*	157,041	691,244
Land Securities Group PLC, REIT	4,315	41,048
Liberty Global PLC (Class C Stock)*	3,106	79,327
Linde PLC	1,397	391,356
Lloyds Banking Group PLC*	1,766,324	1,039,739
M&G PLC	11,160	31,856
Marks & Spencer Group PLC*	265,799	553,329
Micro Focus International PLC	68,984	528,981
National Express Group PLC*	6,158	26,183
Pearson PLC	2,055	21,996
Redrow PLC	10,578	91,501
RELX PLC	8,351	209,032
Rightmove PLC*	71,247	570,290
Rolls-Royce Holdings PLC*	206,508	300,929
Royal Mail PLC*	48,700	341,833
Smiths Group PLC	16,519	350,255
SSE PLC	12,658	253,397
Standard Chartered PLC	46,091	317,014
Taylor Wimpey PLC*	28,587	71,175
TechnipFMC PLC*	28,881	222,961
Tesco PLC	198,665	627,516
Travis Perkins PLC*	4,574	97,445
Unilever PLC	7,247	406,065
Victrex PLC	408	12,482
Vistry Group PLC	6,844	103,238
WH Smith PLC*	5,839	145,397
Wm Morrison Supermarkets PLC	300,749	757,770
		17,661,153
United States — 19.8%
AbbVie, Inc.	19,696	2,131,501
Accenture PLC (Class A Stock)	11,821	3,265,551
Adobe, Inc.*	8,523	4,051,578
Advanced Micro Devices, Inc.*	14,373	1,128,280

A10

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Aflac, Inc.	1,060	$54,251
AGCO Corp.	895	128,567
Agilent Technologies, Inc.	6,940	882,352
Agree Realty Corp., REIT	47,679	3,209,273
Airbnb, Inc. (Class A Stock)*	1,130	212,372
Alexandria Real Estate Equities, Inc., REIT	22,516	3,699,379
Alexion Pharmaceuticals, Inc.*	641	98,015
Align Technology, Inc.*	1,755	950,385
Allstate Corp. (The)	8,869	1,019,048
Ally Financial, Inc.	17,852	807,089
Alphabet, Inc. (Class A Stock)*	3,551	7,324,008
Alphabet, Inc. (Class C Stock)*	2,365	4,892,310
Altice USA, Inc. (Class A Stock)*	1,395	45,379
Amazon.com, Inc.*	3,256	10,074,324
Amcor PLC	21,904	255,839
American Express Co.	15,327	2,167,851
American Homes 4 Rent (Class A Stock), REIT	134,745	4,492,398
American International Group, Inc.	675	31,192
AmerisourceBergen Corp.	8,397	991,434
Amgen, Inc.	6,333	1,575,714
Anthem, Inc.	2,479	889,837
APA Corp.	1	18
Apple Hospitality REIT, Inc.	145,913	2,125,952
Apple, Inc.	134,607	16,442,245
Applied Materials, Inc.	21,743	2,904,865
AptarGroup, Inc.	2,206	312,524
Aramark	5,128	193,736
AT&T, Inc.	50,362	1,524,458
Athene Holding Ltd. (Class A Stock)*	10,899	549,310
Atmos Energy Corp.	4,234	418,531
Autodesk, Inc.*	298	82,591
Automatic Data Processing, Inc.	7,496	1,412,771
Avangrid, Inc.	835	41,591
Ball Corp.	3,508	297,268
Bank of America Corp.	39,567	1,530,847
Bank of Hawaii Corp.(a)	2,490	222,830
Bank of New York Mellon Corp. (The)	25,280	1,195,491
Bausch Health Cos., Inc.*	2,650	84,074
Becton, Dickinson & Co.	1,129	274,516
Berkshire Hathaway, Inc. (Class B Stock)*	972	248,317
Best Buy Co., Inc.	5,628	646,151
Biogen, Inc.*	1,259	352,205
BorgWarner, Inc.	19,161	888,304
Boston Properties, Inc., REIT	65,987	6,681,844
Bright Horizons Family Solutions, Inc.*	2,371	406,508
Bristol-Myers Squibb Co.	34,335	2,167,569
Brixmor Property Group, Inc., REIT	6,864	138,859
Brookfield Renewable Corp. (Class A Stock)	592	27,706
Brown-Forman Corp. (Class B Stock)	3,366	232,153
BRP, Inc.	157	13,614
Bruker Corp.	5,632	362,025
Bunge Ltd.	2,174	172,333
C.H. Robinson Worldwide, Inc.	2,376	226,742
Cadence Design Systems, Inc.*	12,968	1,776,486
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Callon Petroleum Co.*	3,404	$131,224
Cardinal Health, Inc.	11,727	712,415
Cardlytics, Inc.*	281	30,826
CareTrust REIT, Inc.	26,482	616,633
Cargurus, Inc.*	3	71
Carrier Global Corp.	9,005	380,191
Catalent, Inc.*	1,251	131,743
Caterpillar, Inc.	1,051	243,695
CBRE Group, Inc. (Class A Stock)*	11,892	940,776
Centene Corp.*	3,581	228,862
Cerner Corp.	8,734	627,800
Charles Schwab Corp. (The)	13,216	861,419
Chesapeake Energy Corp.*	1,453	63,046
Chevron Corp.	8,552	896,164
Chipotle Mexican Grill, Inc.*	473	672,048
Churchill Downs, Inc.	111	25,244
Cigna Corp.	1,895	458,097
Cimarex Energy Co.	3,557	211,250
Cintas Corp.	1,123	383,291
Cirrus Logic, Inc.*	577	48,924
Cisco Systems, Inc.	50,136	2,592,533
Citigroup, Inc.	15,530	1,129,807
CME Group, Inc.	2,954	603,295
Coca-Cola Co. (The)	50,755	2,675,296
Colgate-Palmolive Co.	31,360	2,472,109
Comcast Corp. (Class A Stock)	22,652	1,225,700
Community Healthcare Trust, Inc., REIT	24,520	1,130,862
Consolidated Edison, Inc.	30,335	2,269,058
Copart, Inc.*	11,983	1,301,474
Costco Wholesale Corp.	10,813	3,811,366
Coty, Inc. (Class A Stock)*	9,949	89,640
Cousins Properties, Inc., REIT(a)	156,402	5,528,811
Crocs, Inc.*	984	79,163
Crown Holdings, Inc.	6,047	586,801
CubeSmart, REIT	85,779	3,245,020
Cummins, Inc.	2,052	531,694
CVS Health Corp.	390	29,340
D.R. Horton, Inc.	5,199	463,335
Danaher Corp.	5,732	1,290,159
Darden Restaurants, Inc.	780	110,760
Deere & Co.	6,000	2,244,840
Dell Technologies, Inc. (Class C Stock)*	9,184	809,570
Delta Air Lines, Inc.*	6,097	294,363
Devon Energy Corp.	5,424	118,514
Dexcom, Inc.*	2,026	728,124
Diamondback Energy, Inc.	950	69,815
Digital Realty Trust, Inc., REIT(a)	66,146	9,316,003
Discovery, Inc. (Class A Stock)*(a)	2,493	108,346
Discovery, Inc. (Class C Stock)*	2,582	95,250
DocuSign, Inc.*	1,903	385,262
Dun & Bradstreet Holdings, Inc.*	8	190
eBay, Inc.	10,196	624,403
Ecolab, Inc.	5,390	1,153,837
Edwards Lifesciences Corp.*	9,954	832,553
Electronic Arts, Inc.	3,171	429,258
EMCOR Group, Inc.	4,758	533,657

A11

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Enphase Energy, Inc.*	674	$109,296
Envista Holdings Corp.*	5,786	236,069
EPR Properties, REIT	126,014	5,870,992
EQT Corp.*	3,856	71,644
Equifax, Inc.	2,291	414,969
Equinix, Inc., REIT	23,070	15,678,141
Essent Group Ltd.	1,202	57,083
Essex Property Trust, Inc., REIT	24,878	6,762,835
Estee Lauder Cos., Inc. (The) (Class A Stock)	764	222,209
Etsy, Inc.*	1,396	281,531
Eversource Energy	8,848	766,148
Exelon Corp.	2,105	92,073
Expeditors International of Washington, Inc.	16,893	1,819,207
Extra Space Storage, Inc., REIT	61,360	8,133,268
Extraction Oil & Gas, Inc.*	5,179	186,133
Facebook, Inc. (Class A Stock)*	18,419	5,424,948
Federal Realty Investment Trust	20,198	2,049,087
Fidelity National Information Services, Inc.	6,393	898,920
First American Financial Corp.	9,325	528,261
Fiserv, Inc.*	729	86,780
Flex Ltd.*	24,106	441,381
FMC Corp.	3,554	393,108
Fortive Corp.	7,233	510,939
Generac Holdings, Inc.*	312	102,164
General Mills, Inc.	17,930	1,099,468
Gilead Sciences, Inc.	39,097	2,526,839
Graham Holdings Co. (Class B Stock)	424	238,475
Halliburton Co.	2	43
Hanover Insurance Group, Inc. (The)	1,833	237,300
Helmerich & Payne, Inc.	1	27
Henry Schein, Inc.*	4,535	314,003
Herbalife Nutrition Ltd.*	1,602	71,065
Hershey Co. (The)	10,652	1,684,720
Hess Corp.	9,933	702,859
Hewlett Packard Enterprise Co.	132,590	2,086,967
Hill-Rom Holdings, Inc.	2,832	312,879
Hologic, Inc.*	3,487	259,363
Home Depot, Inc. (The)	6,845	2,089,436
Honeywell International, Inc.	15,763	3,421,674
HP, Inc.	10,676	338,963
HubSpot, Inc.*	1,664	755,805
Hudson Pacific Properties, Inc., REIT	85,799	2,327,727
Humana, Inc.	1,010	423,442
IAA, Inc.*	12,528	690,794
IDEXX Laboratories, Inc.*	2,055	1,005,532
IHS Markit Ltd.	7,172	694,106
Illinois Tool Works, Inc.	1,355	300,160
Intel Corp.	49,385	3,160,640
Intuit, Inc.	8,094	3,100,488
Intuitive Surgical, Inc.*	99	73,155
Invesco Ltd.	25,591	645,405
iRobot Corp.*	1,246	152,236
Itron, Inc.*	4,175	370,114
J.M. Smucker Co. (The)(a)	4,728	598,234
Johnson & Johnson	20,927	3,439,352
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
JPMorgan Chase & Co.	29,892	$4,550,459
KB Home	5,582	259,730
Kellogg Co.(a)	14,823	938,296
Kilroy Realty Corp., REIT(a)	14,509	952,226
Kinder Morgan, Inc.	45,737	761,521
Kohl’s Corp.	2,300	137,103
Lam Research Corp.	823	489,883
Landstar System, Inc.	2,430	401,096
Lennox International, Inc.	2,710	844,409
Levi Strauss & Co. (Class A Stock)	3,033	72,519
Lions Gate Entertainment Corp. (Class B Stock)*	13,030	168,087
Lithia Motors, Inc. (Class A Stock)	65	25,356
Lockheed Martin Corp.	4,915	1,816,092
Lowe’s Cos., Inc.	6,822	1,297,408
Lululemon Athletica, Inc.*	1,332	408,538
LyondellBasell Industries NV (Class A Stock)	1,162	120,906
Macerich Co. (The), REIT	1,636	19,141
ManpowerGroup, Inc.	682	67,450
Marathon Oil Corp.	3,064	32,724
Marsh & McLennan Cos., Inc.	9,815	1,195,467
Martin Marietta Materials, Inc.	93	31,231
MasTec, Inc.*	1,144	107,193
Mastercard, Inc. (Class A Stock)	7,617	2,712,033
McCormick & Co., Inc.	10,117	902,032
McDonald’s Corp.	5,947	1,332,961
McKesson Corp.	8,516	1,660,961
Medical Properties Trust, Inc., REIT	232,350	4,944,408
Medtronic PLC	7,482	883,849
Merck & Co., Inc.	14,606	1,125,977
Mercury Systems, Inc.*	2,508	177,190
MetLife, Inc.	25,982	1,579,446
MGM Resorts International	3,447	130,952
Microsoft Corp.	52,364	12,345,860
Mid-America Apartment Communities, Inc., REIT	55,057	7,948,028
Moderna, Inc.*	2,174	284,685
Molson Coors Beverage Co. (Class B Stock)*(a)	6,444	329,611
Moody’s Corp.	2,788	832,525
Morgan Stanley	44,166	3,429,932
Murphy Oil Corp.	5,027	82,493
NetApp, Inc.	2,997	217,792
Netflix, Inc.*	2,686	1,401,179
New York Community Bancorp, Inc.	66,896	844,228
New York Times Co. (The) (Class A Stock)	1,253	63,427
Newmont Corp.	5,740	345,950
NextEra Energy, Inc.	19,380	1,465,322
NIKE, Inc. (Class B Stock)	9,355	1,243,186
Nordstrom, Inc.*(a)	14,788	560,022
Northrop Grumman Corp.	2,571	832,078
NVIDIA Corp.	5,476	2,923,801
Old Dominion Freight Line, Inc.	2,097	504,140
Omega Healthcare Investors, Inc., REIT	129,585	4,746,699
Omnicom Group, Inc.	8,006	593,645

A12

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Oshkosh Corp.	2,930	$347,674
Outfront Media, Inc., REIT*	209,949	4,583,187
Overstock.com, Inc.*	418	27,697
Ovintiv, Inc.	2,415	57,525
Parade Technologies Ltd.	2,000	86,741
PayPal Holdings, Inc.*	11,611	2,819,615
Pebblebrook Hotel Trust, REIT	75,791	1,840,963
Peloton Interactive, Inc. (Class A Stock)*	570	64,091
PepsiCo, Inc.	17,562	2,484,145
Pfizer, Inc.	44,346	1,606,656
Phillips 66	24,154	1,969,517
Pinnacle Financial Partners, Inc.	1,379	122,262
Pinnacle West Capital Corp.	981	79,804
Pinterest, Inc. (Class A Stock)*	1,219	90,243
Pioneer Energy Services Corp.*^	925	5,365
Plug Power, Inc.*	1,840	65,946
Pool Corp.	2,075	716,373
PPG Industries, Inc.	17,611	2,646,229
Procter & Gamble Co. (The)	2,033	275,329
Progressive Corp. (The)	11,724	1,120,932
Prologis, Inc., REIT	189,006	20,034,636
PulteGroup, Inc.	1,555	81,544
QIAGEN NV*	3,989	193,783
QUALCOMM, Inc.	17,354	2,300,967
Qualtrics International, Inc. (Class A Stock)*	2,859	94,090
Quanta Services, Inc.	1,546	136,017
Qurate Retail, Inc. (Class A Stock)	2	24
Ralph Lauren Corp.*	420	51,727
Regency Centers Corp., REIT	49,963	2,833,402
Regeneron Pharmaceuticals, Inc.*	807	381,824
Reliance Steel & Aluminum Co.	4,449	677,538
Rexford Industrial Realty, Inc., REIT	151,543	7,637,767
RLJ Lodging Trust, REIT	184,619	2,857,902
Robert Half International, Inc.	3,505	273,635
Rockwell Automation, Inc.	1,468	389,666
Roku, Inc.*	1,346	438,486
Roper Technologies, Inc.	1,494	602,590
Ryder System, Inc.	5,636	426,363
salesforce.com, Inc.*	3,889	823,962
SBA Communications Corp., REIT	8,860	2,459,093
Schlumberger NV	82,794	2,251,169
Schneider National, Inc. (Class B Stock)	11,671	291,425
ServiceNow, Inc.*	4,641	2,321,010
Sherwin-Williams Co. (The)	505	372,695
Signature Bank	1,958	442,704
Simon Property Group, Inc., REIT	79,101	8,999,321
Sims Ltd.	5,015	56,816
Sirius XM Holdings, Inc.(a)	109,787	668,603
SiteOne Landscape Supply, Inc.*(a)	3,910	667,593
Six Flags Entertainment Corp.*	542	25,187
SL Green Realty Corp., REIT(a)	1,032	72,230
Snap, Inc. (Class A Stock)*	7,340	383,809
Snap-on, Inc.	259	59,762
Spirit Realty Capital, Inc., REIT	113,622	4,828,935
Splunk, Inc.*	657	89,010
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Square, Inc. (Class A Stock)*	1,344	$305,155
STAG Industrial, Inc., REIT	84,285	2,832,819
State Street Corp.	5,182	435,340
Sun Communities, Inc., REIT(a)	46,672	7,002,667
Sunnova Energy International, Inc.*	6,663	271,984
Sunrun, Inc.*	1,983	119,932
SVB Financial Group*	297	146,617
Switch, Inc. (Class A Stock)(a)	154,836	2,517,633
T. Rowe Price Group, Inc.	3,474	596,138
Tapestry, Inc.*	1,739	71,664
Targa Resources Corp.	1,405	44,609
Target Corp.	9,226	1,827,394
TEGNA, Inc.	4,928	92,794
Tenaris SA	1,498	17,017
Terminix Global Holdings, Inc.*	6,775	322,964
Tesla, Inc.*(a)	5,790	3,867,315
Texas Instruments, Inc.	2,898	547,693
Thermo Fisher Scientific, Inc.	1,601	730,664
Timken Co. (The)	626	50,812
TJX Cos., Inc. (The)	14,245	942,307
Trane Technologies PLC	14,589	2,415,355
Travel + Leisure Co.	8,611	526,649
Travelers Cos., Inc. (The)	5,033	756,963
Truist Financial Corp.	22,710	1,324,447
Twilio, Inc. (Class A Stock)*	296	100,865
Twitter, Inc.*	9,521	605,821
Uber Technologies, Inc.*	2,241	122,157
UDR, Inc., REIT	141,972	6,226,892
UGI Corp.	714	29,281
UnitedHealth Group, Inc.	7,596	2,826,244
Vail Resorts, Inc.*	318	92,748
Valero Energy Corp.	6,843	489,959
Verizon Communications, Inc.	15,904	924,818
Vertex Pharmaceuticals, Inc.*	4,499	966,790
VICI Properties, Inc., REIT(a)	217,533	6,143,132
Visa, Inc. (Class A Stock)(a)	18,643	3,947,282
VMware, Inc. (Class A Stock)*(a)	5,850	880,132
Voya Financial, Inc.	28,222	1,796,048
Vulcan Materials Co.	649	109,519
W.W. Grainger, Inc.	2,048	821,105
Walmart, Inc.	7,171	974,037
Walt Disney Co. (The)*	16,100	2,970,772
Wayfair, Inc. (Class A Stock)*	324	101,979
Wells Fargo & Co.	45,074	1,761,041
Welltower, Inc., REIT(a)	102,844	7,366,716
Wendy’s Co. (The)	9,696	196,441
Weyerhaeuser Co., REIT	2,182	77,679
Whirlpool Corp.	127	27,984
Willis Towers Watson PLC	883	202,101
Workday, Inc. (Class A Stock)*	1,174	291,657
Wyndham Hotels & Resorts, Inc.	7,141	498,299
Wynn Resorts Ltd.*	3,619	453,714
Xcel Energy, Inc.	17,635	1,172,904
Xilinx, Inc.	514	63,685
Xylem, Inc.	11,568	1,216,722
Zendesk, Inc.*	3,562	472,392
Zoetis, Inc.	2,051	322,991

A13

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Zoom Video Communications, Inc. (Class A Stock)*	1,396	$448,521
Zynga, Inc. (Class A Stock)*	42,130	430,147
		468,441,078

Total Common Stocks (cost $609,454,180)		681,644,348
Exchange-Traded Fund — 2.6%
United States
Vanguard Real Estate ETF(a)	677,825	62,265,005
(cost $60,290,568)
Preferred Stocks — 0.1%
Brazil — 0.1%
Azul SA (PRFC)*	2,018	13,588
Banco Bradesco SA (PRFC)	125,665	594,763
Itau Unibanco Holding SA (PRFC)	31,514	156,488
Itausa SA (PRFC)	6	11
Petroleo Brasileiro SA (PRFC)	80,447	345,734
		1,110,584
Colombia — 0.0%
Bancolombia SA (PRFC)	1,129	8,997
Germany — 0.0%
Henkel AG & Co. KGaA (PRFC)	3,945	444,217
Schaeffler AG (PRFC)	7,091	63,281
Volkswagen AG (PRFC)	1,129	316,666
		824,164
Russia — 0.0%
Surgutneftegas PJSC (PRFC)	61,937	34,420
United States — 0.0%
Ligado Networks LLC (PRFC)^	3,262	295,450

Total Preferred Stocks (cost $2,233,653)		2,273,615

Units
Warrants* — 0.0%
United States
SM Energy Co., expiring 06/30/23	8,760	143,314
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.8%
United States
Avant Loans Funding Trust,
Series 2020-REV01, Class A, 144A
2.170%	05/15/29	2,800	2,819,577
College Loan Corp. Trust,
Series 2004-01, Class A4, 3 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.408%(c)	04/25/24	350	343,507
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Conn’s Receivables Funding LLC,
Series 2020-A, Class A, 144A
1.710%	06/16/25	737	$739,005
Consumer Loan Underlying Bond Certificate Issuer Trust,
Series 2019-HP01, Class A, 144A
2.590%	12/15/26	1,220	1,233,292
Consumer Loan Underlying Bond Credit Trust,
Series 2019-P01, Class A, 144A
2.940%	07/15/26	380	381,895
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.889%(c)	11/25/34	60	59,264
CPS Auto Receivables Trust,
Series 2020-B, Class A, 144A
1.150%	07/17/23	433	433,652
Drive Auto Receivables Trust,
Series 2017-03, Class D, 144A
3.530%	12/15/23	1,102	1,116,464
Series 2017-AA, Class D, 144A
4.160%	05/15/24	670	674,454
Series 2018-03, Class D
4.300%	09/16/24	1,070	1,098,357
Series 2018-04, Class D
4.090%	01/15/26	520	537,902
Series 2019-01, Class D
4.090%	06/15/26	2,700	2,815,514
Series 2019-04, Class C
2.510%	11/17/25	1,000	1,020,125
Series 2020-01, Class C
2.360%	03/16/26	2,340	2,390,715
Series 2020-02, Class A2A
0.850%	07/17/23	738	738,682
Series 2020-02, Class A3
0.830%	05/15/24	1,150	1,154,101
Series 2020-02, Class B
1.420%	03/17/25	950	962,827
Series 2020-02, Class C
2.280%	08/17/26	610	627,274
DT Auto Owner Trust,
Series 2019-03A, Class C, 144A
2.740%	04/15/25	1,200	1,220,319
Series 2020-02A, Class A, 144A
1.140%	01/16/24	771	774,021
Exeter Automobile Receivables Trust,
Series 2019-04A, Class C, 144A
2.440%	09/16/24	2,070	2,103,984
Series 2020-01A, Class B, 144A
2.260%	04/15/24	2,180	2,199,767
Series 2020-02A, Class A, 144A
1.130%	08/15/23	690	691,425
Series 2020-03A, Class B
0.790%	09/16/24	1,220	1,223,809
Series 2020-03A, Class D
1.730%	07/15/26	490	497,182
Series 2021-01A, Class C
0.740%	01/15/26	2,510	2,504,826

A14

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	1,060	$1,142,285
Marlette Funding Trust,
Series 2018-03A, Class B, 144A
3.860%	09/15/28	40	40,223
Series 2018-04A, Class A, 144A
3.710%	12/15/28	21	20,593
Series 2019-01A, Class A, 144A
3.440%	04/16/29	280	282,070
Series 2019-02A, Class A, 144A
3.130%	07/16/29	445	447,850
Series 2019-04A, Class A, 144A
2.390%	12/17/29	647	652,398
Series 2020-01A, Class A, 144A
2.240%	03/15/30	564	566,212
Series 2020-02A, Class A, 144A
1.020%	09/16/30	1,014	1,015,752
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,380	2,529,723
Prosper Marketplace Issuance Trust,
Series 2019-04A, Class A, 144A
2.480%	02/17/26	177	177,495
Santander Drive Auto Receivables Trust,
Series 2017-02, Class D
3.490%	07/17/23	538	538,520
Series 2019-01, Class C
3.420%	04/15/25	2,500	2,529,537
Series 2019-01, Class D
3.650%	04/15/25	2,500	2,592,103
Series 2020-02, Class B
0.960%	11/15/24	400	402,401
Series 2020-02, Class C
1.460%	09/15/25	1,010	1,023,593
Series 2020-03, Class B
0.690%	03/17/25	2,510	2,517,913
Series 2020-04, Class C
1.010%	01/15/26	1,640	1,645,358
Series 2021-01, Class C
0.750%	02/17/26	1,350	1,346,789
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	1,660	1,740,730
SoFi Consumer Loan Program LLC,
Series 2017-06, Class A2, 144A
2.820%	11/25/26	23	22,928
Toyota Auto Loan Extended Note Trust,
Series 2020-01A, Class A, 144A
1.350%	05/25/33	1,310	1,328,914
Upgrade Receivables Trust,
Series 2019-02A, Class A, 144A
2.770%	10/15/25	5	5,328
Upstart Securitization Trust,
Series 2020-01, Class A, 144A
2.322%	04/22/30	3,289	3,321,439
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2021-01, Class A, 144A
0.870%	03/20/31	1,084	$1,084,476
Westlake Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.000%	10/16/23	660	677,361
Series 2019-01A, Class B, 144A
3.260%	10/17/22	368	368,616
Series 2019-03A, Class D, 144A
2.720%	11/15/24	1,173	1,209,302
Series 2020-02A, Class B, 144A
1.320%	07/15/25	1,260	1,273,120
Series 2020-02A, Class C, 144A
2.010%	07/15/25	2,320	2,373,453
Series 2020-03A, Class B, 144A
0.780%	11/17/25	1,960	1,968,413
Series 2020-03A, Class C, 144A
1.240%	11/17/25	1,210	1,220,804

Total Asset-Backed Securities (cost $65,673,995)			66,427,639
Commercial Mortgage-Backed Securities — 1.4%
United States
BANK,
Series 2019-BN23, Class A3
2.920%	12/15/52	580	605,615
Series 2020-BN28, Class A4
1.844%	03/15/63	450	429,557
Series 2020-BN29, Class A4
1.997%	11/15/53	500	482,104
Barclays Commercial Mortgage Securities Trust,
Series 2020-C08, Class A5
2.040%	10/15/53	1,030	996,879
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A5
2.919%	08/15/52	870	903,600
Benchmark Mortgage Trust,
Series 2018-B05, Class A4
4.208%	07/15/51	370	419,758
Series 2019-B15, Class A5
2.928%	12/15/72	540	564,199
Series 2020-B19, Class A5
1.850%	09/15/53	975	935,425
Series 2020-B20, Class A5
2.034%	10/15/53	910	882,503
Series 2020-B21, Class A5
1.978%	12/17/53	860	829,077
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class AM
3.691%	05/10/58	840	898,929
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.616%	02/10/49	370	404,653
Series 2017-P08, Class AS
3.789%(cc)	09/15/50	680	744,271
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	183	184,813

A15

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2013-LC06, Class AM
3.282%	01/10/46	190	$197,325
Series 2014-CR17, Class A5
3.977%	05/10/47	360	391,149
Series 2014-UBS06, Class A5
3.644%	12/10/47	350	380,300
Fannie Mae-Aces,
Series 2020-M42, Class A2
1.270%	07/25/30	1,940	1,838,619
FHLMC Multifamily Structured Pass-Through Certificates,
Series K064, Class A2
3.224%	03/25/27	600	660,522
Series K090, Class A2
3.422%	02/25/29	1,090	1,216,413
Series K106, Class A2
2.069%	01/25/30	1,170	1,192,786
Series K115, Class A2
1.383%	06/25/30	1,920	1,842,060
Series KSG1, Class A2
1.503%	09/25/30	700	677,554
GS Mortgage Securities Trust,
Series 2012-GCJ07, Class AS
4.085%	05/10/45	160	163,835
Series 2014-GC20, Class A5
3.998%	04/10/47	490	527,189
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(cc)	08/15/46	250	263,648
Series 2013-C17, Class A3
3.928%	01/15/47	482	508,659
Series 2015-C30, Class A5
3.822%	07/15/48	1,415	1,556,248
Series 2015-C33, Class A4
3.770%	12/15/48	870	957,669
Series 2016-C01, Class A5
3.576%	03/15/49	490	535,303
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C05, Class A3
4.171%	08/15/46	23	23,245
Series 2012-CBX, Class AS
4.271%	06/15/45	170	175,817
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C09, Class A4
3.102%	05/15/46	590	615,489
Series 2013-C13, Class A4
4.039%	11/15/46	310	333,739
Series 2014-C14, Class AS
4.384%(cc)	02/15/47	150	162,142
Morgan Stanley Capital I Trust,
Series 2012-C04, Class A4
3.244%	03/15/45	329	333,663
Series 2015-MS01, Class A4
3.779%(cc)	05/15/48	360	394,990
Series 2015-UBS08, Class A3
3.540%	12/15/48	1,180	1,269,623
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2019-L03, Class AS
3.490%	11/15/52	380	$405,663
Series 2020-L04, Class A3
2.698%	02/15/53	800	820,792
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4
3.244%	04/10/46	925	963,790
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	500	536,721
Series 2018-C46, Class AS
4.382%	08/15/51	770	874,198
Series 2020-C56, Class A5
2.448%	06/15/53	870	875,325
Series 2020-C58, Class A4
2.092%	07/15/53	690	669,979
WFRBS Commercial Mortgage Trust,
Series 2012-C08, Class AS
3.660%	08/15/45	340	350,415
Series 2012-C10, Class AS
3.241%	12/15/45	390	397,747
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	450	481,052
Series 2014-C23, Class AS
4.210%(cc)	10/15/57	450	491,671

Total Commercial Mortgage-Backed Securities (cost $33,079,873)			32,366,723
Convertible Bond — 0.0%
United States
Pioneer Energy Services Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% or PIK N/A
5.000%	11/15/25^	265	264,971
(cost $157,648)
Corporate Bonds — 9.3%
Australia — 0.0%
Westpac Banking Corp.,
Sub. Notes
2.963%	11/16/40	40	37,294
Brazil — 0.1%
Vale Overseas Ltd.,
Gtd. Notes
3.750%	07/08/30(a)	859	899,157
6.250%	08/10/26	120	142,472
6.875%	11/21/36	90	119,513
6.875%	11/10/39	228	304,161
Vale SA,
Sr. Unsec’d. Notes
5.625%	09/11/42	340	409,638
			1,874,941

A16

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada — 0.3%
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
1.050%	03/02/26(a)	320	$314,855
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.950%	06/23/23(a)	490	494,557
2.250%	01/28/25	122	126,654
2.606%(ff)	07/22/23	120	123,208
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31	610	607,729
Royal Bank of Canada,
Sr. Unsec’d. Notes, GMTN
1.600%	04/17/23	220	225,185
1.950%	01/17/23(a)	785	806,724
2.250%	11/01/24	57	59,775
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25(a)	2,425	2,423,545
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
2.650%	06/12/24	554	587,698
			5,769,930
China — 0.1%
Alibaba Group Holding Ltd.,
Sr. Unsec’d. Notes
4.200%	12/06/47	915	1,008,875
Baidu, Inc.,
Sr. Unsec’d. Notes
1.720%	04/09/26(a)	600	597,960
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	200	207,818
JD.com, Inc.,
Sr. Unsec’d. Notes
4.125%	01/14/50	685	691,209
			2,505,862
Germany — 0.1%
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26(a)	415	415,801
2.222%(ff)	09/18/24	465	476,674
Deutsche Telekom International Finance BV,
Gtd. Notes
8.750%	06/15/30	783	1,161,446
			2,053,921
Ireland — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
4.500%	09/15/23	290	311,926
Japan — 0.2%
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
2.555%(ff)	09/13/25	1,140	1,193,007
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Japan (cont’d.)
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
2.648%	01/16/25		700	$723,041
ORIX Corp.,
Sr. Unsec’d. Notes
2.900%	07/18/22		1,280	1,318,705
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes
1.474%	07/08/25		1,470	1,472,726
2.348%	01/15/25		435	451,440
Toyota Motor Corp.,
Sr. Unsec’d. Notes
0.681%	03/25/24		75	75,007
				5,233,926
Netherlands — 0.0%
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25		250	276,997
ING Groep NV,
Sr. Unsec’d. Notes
3.150%	03/29/22		345	354,482
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
2.700%	05/01/25		50	52,454
Shell International Finance BV,
Gtd. Notes
2.375%	11/07/29		1	1,007
				684,940
Norway — 0.0%
Equinor ASA,
Gtd. Notes
2.750%	11/10/21		635	644,372
3.700%	04/06/50		150	159,913
				804,285
Peru — 0.0%
Southern Copper Corp.,
Sr. Unsec’d. Notes
3.875%	04/23/25		295	323,832
5.875%	04/23/45(a)		250	328,718
				652,550
Portugal — 0.0%
Banco Espirito Santo SA,
Sr. Unsec’d. Notes, EMTN
2.625%	05/08/17(d)	EUR	300	49,254
4.750%	01/15/18(d)	EUR	400	65,671
				114,925
Spain — 0.0%
Banco Santander SA,
Sr. Unsec’d. Notes
2.746%	05/28/25		400	418,429
3.500%	04/11/22		200	205,976

A17

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Spain (cont’d.)
Sub. Notes
2.749%	12/03/30	200	$190,143
			814,548
Switzerland — 0.1%
Credit Suisse AG,
Sr. Unsec’d. Notes
1.000%	05/05/23	535	537,676
2.800%	04/08/22	315	321,738
Novartis Capital Corp.,
Gtd. Notes
2.750%	08/14/50	334	317,540
			1,176,954
United Kingdom — 0.2%
BAT Capital Corp.,
Gtd. Notes
3.734%	09/25/40	75	71,411
Diageo Capital PLC,
Gtd. Notes
2.000%	04/29/30(a)	575	561,805
2.125%	04/29/32	200	193,633
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
0.695%(ff)	05/11/24	545	545,011
Reynolds American, Inc.,
Gtd. Notes
5.850%	08/15/45	230	269,860
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
3.823%(ff)	11/03/28	1,165	1,272,830
Santander UK PLC,
Sr. Unsec’d. Notes
3.750%	11/15/21(a)	700	714,714
Unilever Capital Corp.,
Gtd. Notes
2.200%	05/05/22	870	886,507
			4,515,771
United States — 8.2%
3M Co.,
Sr. Unsec’d. Notes
2.650%	04/15/25	300	318,678
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	490	546,233
4.250%	11/21/49	170	192,434
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
1.350%	09/15/30	90	81,391
2.500%	09/15/50	205	172,386
Adobe, Inc.,
Sr. Unsec’d. Notes
1.900%	02/01/25	245	253,345
2.150%	02/01/27	680	702,199
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Aflac, Inc.,
Sr. Unsec’d. Notes
4.750%	01/15/49	630	$782,307
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	425	413,833
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25(a)	215	227,200
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	265	274,272
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40	60	57,385
Allegion PLC,
Gtd. Notes
3.500%	10/01/29	105	110,323
Allegion US Holding Co., Inc.,
Gtd. Notes
3.200%	10/01/24	300	318,510
Ally Financial, Inc.,
Sr. Unsec’d. Notes
1.450%	10/02/23(a)	155	157,300
3.050%	06/05/23	70	73,256
Alphabet, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/60	115	93,962
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	1,165	1,107,118
3.700%	02/04/51	180	164,179
4.000%	02/04/61	115	106,880
4.450%	05/06/50	95	98,290
4.800%	02/14/29	1,430	1,641,089
5.375%	01/31/44	50	58,613
5.800%	02/14/39	220	268,915
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24	380	399,870
3.500%	01/15/31	150	159,503
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	100	120,711
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	05/05/21	1,100	1,100,000
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.200%	07/08/25	240	239,206
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	175	174,309
3.375%	10/15/26(a)	601	649,140
4.400%	02/15/26	130	146,449

A18

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30	65	$67,088
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	440	469,293
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.700%	03/15/31	200	199,481
2.800%	05/15/30(a)	440	449,040
3.450%	12/15/27	355	386,898
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	705	721,395
Amphenol Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25	70	72,228
2.800%	02/15/30	100	102,614
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	04/01/25	55	58,483
Anthem, Inc.,
Sr. Unsec’d. Notes
0.450%	03/15/23	445	445,436
2.375%	01/15/25	30	31,353
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	190	194,227
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49	100	114,212
Sr. Unsec’d. Notes, Series Z
3.700%	05/01/50	210	213,566
Apple, Inc.,
Sr. Unsec’d. Notes
1.800%	09/11/24	310	322,298
3.000%	02/09/24	235	250,907
Aptiv Corp.,
Gtd. Notes
4.150%	03/15/24(a)	465	507,540
Ares Capital Corp.,
Sr. Unsec’d. Notes
2.150%	07/15/26	752	731,621
3.250%	07/15/25	1,195	1,233,331
3.875%	01/15/26	178	187,716
4.200%	06/10/24	830	895,971
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.350%	05/15/50	30	30,058
3.500%	12/01/49	40	41,043
AT&T, Inc.,
Sr. Unsec’d. Notes
0.900%	03/25/24(a)	885	886,986
1.700%	03/25/26	770	770,068
3.100%	02/01/43	370	345,418
3.300%	02/01/52	60	54,423
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.400%	05/15/25	500	$542,368
3.500%	02/01/61	30	27,203
4.450%	04/01/24(a)	657	721,703
4.800%	06/15/44	120	136,874
4.850%	03/01/39(a)	396	460,177
Sr. Unsec’d. Notes, 144A
3.800%	12/01/57	256	243,916
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31	270	247,121
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	100	110,024
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47	330	351,829
Bank of America Corp.,
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23	1,331	1,385,046
Sr. Unsec’d. Notes, MTN
0.810%(ff)	10/24/24	1,840	1,844,974
0.981%(ff)	09/25/25	270	269,194
1.319%(ff)	06/19/26(a)	970	966,648
2.676%(ff)	06/19/41	470	440,466
2.881%(ff)	04/24/23	650	665,767
3.864%(ff)	07/23/24	326	349,100
4.083%(ff)	03/20/51	558	622,011
4.244%(ff)	04/24/38	500	566,795
Sr. Unsec’d. Notes, Series N
3.483%(ff)	03/13/52	140	142,663
Sub. Notes
6.110%	01/29/37	150	198,326
Sub. Notes, MTN
4.200%	08/26/24	500	551,193
Banner Health,
Unsec’d. Notes, Series 2020
3.181%	01/01/50	26	25,911
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.600%	08/15/26	216	229,597
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50	29	27,405
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	364	373,473
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.150%	11/15/43	200	248,645
6.125%	04/01/36	195	264,430
Berkshire Hathaway Finance Corp.,
Gtd. Notes
1.450%	10/15/30(a)	625	585,403
4.200%	08/15/48	430	495,397

A19

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Block Financial LLC,
Gtd. Notes
3.875%	08/15/30	30	$30,913
Boeing Co. (The),
Sr. Unsec’d. Notes
4.875%	05/01/25(a)	305	339,853
5.150%	05/01/30	660	760,085
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.625%	04/13/30	100	116,237
BP Capital Markets America, Inc.,
Gtd. Notes
2.112%	09/16/21	720	724,629
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.250%	08/15/21	1,150	1,158,363
2.350%	11/13/40	170	154,598
2.550%	11/13/50	300	267,060
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	35	37,779
Broadcom, Inc.,
Gtd. Notes
3.150%	11/15/25	47	50,069
4.150%	11/15/30	805	868,574
4.300%	11/15/32	1,065	1,159,271
Gtd. Notes, 144A
3.500%	02/15/41	150	143,701
3.750%	02/15/51(a)	370	354,598
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	613	614,756
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	180	174,406
4.375%	09/01/42	150	175,195
5.400%	06/01/41	30	39,025
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30	70	71,774
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25	360	373,054
2.700%	02/15/31	205	205,300
3.377%	04/05/40	520	519,863
3.577%	04/05/50	50	49,285
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	11/18/22	225	231,028
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	690	664,217
3.250%	04/09/50	60	61,392
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	750	798,773
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Cengage Learning Acquistions, Inc., Escrow Shares,
Sr. Sec’d. Notes
0.000%	04/15/99^	356	$—
0.000%	12/31/99^	69	—
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	200	204,961
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41	225	213,580
4.464%	07/23/22	1,500	1,563,903
4.908%	07/23/25	300	340,461
5.375%	04/01/38	400	475,384
5.375%	05/01/47	70	81,225
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29(a)	667	704,935
5.125%	06/30/27	930	1,066,051
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25	130	132,642
2.236%	05/11/30	40	39,872
Chevron USA, Inc.,
Gtd. Notes
5.250%	11/15/43	140	182,335
Choice Hotels International, Inc.,
Sr. Unsec’d. Notes
3.700%	12/01/29	305	320,275
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	303	323,860
Citibank NA,
Sr. Unsec’d. Notes
3.650%	01/23/24(a)	535	579,224
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.776%(ff)	10/30/24	2,720	2,717,604
1.678%(ff)	05/15/24	190	193,947
2.572%(ff)	06/03/31	440	439,374
2.976%(ff)	11/05/30	355	367,166
3.106%(ff)	04/08/26(a)	1,375	1,468,512
3.142%(ff)	01/24/23	1,000	1,020,704
4.650%	07/23/48	300	367,995
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
1.250%	03/01/26(a)	405	399,142
4.500%	12/01/27	55	62,524
CME Group, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/43	156	212,781
Comcast Corp.,
Gtd. Notes
2.650%	08/15/62(a)	550	467,729
3.250%	11/01/39	150	154,675
3.700%	04/15/24(a)	590	643,780

A20

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.049%	11/01/52	140	$158,842
4.600%	10/15/38	289	348,879
CommonSpirit Health,
Sr. Sec’d. Notes
3.910%	10/01/50	93	95,595
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	150	142,872
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.000%	04/01/48	79	89,584
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series A
4.125%	05/15/49	200	220,718
4.200%	03/15/42	150	167,785
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	40	40,921
3.750%	05/01/50	90	93,291
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32(a)	762	726,290
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25(a)	590	588,438
3.150%	07/15/23(a)	1,000	1,056,184
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	40	42,602
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.850%	07/15/25	285	332,343
6.020%	06/15/26	250	295,817
6.100%	07/15/27	100	120,239
8.100%	07/15/36	199	291,644
8.350%	07/15/46	958	1,458,218
DH Europe Finance II Sarl,
Gtd. Notes
3.400%	11/15/49	140	142,282
Diamondback Energy, Inc.,
Gtd. Notes
4.400%	03/24/51	55	56,365
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49	50	59,312
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	160	170,447
4.050%	09/15/42	200	216,396
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	200	205,225
DTE Energy Co.,
Sr. Unsec’d. Notes
2.950%	03/01/30	200	204,905
Sr. Unsec’d. Notes, Series B
2.600%	06/15/22	180	184,294
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	580	$618,500
Duke Energy Carolinas LLC,
First Mortgage
3.450%	04/15/51	40	40,910
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	95	93,905
3.750%	09/01/46	45	45,518
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	95	90,075
3.800%	07/15/28	600	665,644
3.850%	11/15/42(a)	400	432,514
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
2.169%	05/01/23	30	30,140
eBay, Inc.,
Sr. Unsec’d. Notes
2.700%	03/11/30(a)	345	348,774
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	415	391,706
2.950%	02/15/51	150	138,376
Energy Transfer Operating LP,
Gtd. Notes
5.000%	05/15/50(a)	140	145,111
Entergy Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/30	250	252,228
Entergy Louisiana LLC,
First Mortgage
2.900%	03/15/51	205	188,802
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	40	39,822
Equifax, Inc.,
Sr. Unsec’d. Notes
2.600%	12/15/25	70	73,558
3.100%	05/15/30	130	134,702
Equinix, Inc.,
Sr. Unsec’d. Notes
3.000%	07/15/50	79	69,651
Essential Utilities, Inc.,
Sr. Unsec’d. Notes
3.566%	05/01/29	365	392,663
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	400	385,637
Evergy Kansas Central, Inc.,
First Mortgage
3.450%	04/15/50	190	193,851
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	110	112,456

A21

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	260	$287,890
Expedia Group, Inc.,
Gtd. Notes, 144A
2.950%	03/15/31	185	182,337
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25	535	573,398
3.452%	04/15/51	320	322,546
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22	35	37,366
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.375%	01/28/25	300	312,881
Fifth Third Bank NA,
Sr. Unsec’d. Notes, MTN
1.800%	01/30/23	250	256,242
First Republic Bank,
Sr. Unsec’d. Notes
1.912%(ff)	02/12/24	910	932,611
Flex Ltd.,
Sr. Unsec’d. Notes
3.750%	02/01/26	70	76,152
Florida Power & Light Co.,
First Mortgage
3.990%	03/01/49	131	150,759
Flowers Foods, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/31	75	73,179
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	143	151,481
4.500%	10/01/49	135	152,516
Ford Foundation (The),
Unsec’d. Notes, Series 2020
2.815%	06/01/70	5	4,533
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/25	230	236,708
4.625%	07/15/24	320	340,090
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	370	423,413
General Dynamics Corp.,
Gtd. Notes
3.250%	04/01/25	75	81,226
General Electric Co.,
Sr. Unsec’d. Notes
3.625%	05/01/30	90	96,887
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	310	320,015
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes
5.200%	04/01/45	140	$161,217
6.750%	04/01/46	198	266,925
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
1.700%	08/18/23(a)	880	897,006
2.350%	01/08/31(a)	990	945,721
2.750%	06/20/25	140	146,065
3.550%	07/08/22	10	10,358
4.150%	06/19/23	695	743,105
5.200%	03/20/23	470	509,705
Georgetown University (The),
Sr. Unsec’d. Notes, Series 20A
2.943%	04/01/50	9	8,384
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
0.750%	09/29/23	160	160,179
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26	1,400	1,373,466
2.650%	02/15/25	1,000	1,050,562
3.200%	08/15/29	110	115,833
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31	1,028	1,063,052
5.250%	06/01/25(a)	700	784,392
5.375%	11/01/23	210	229,636
5.375%	04/15/26	268	300,986
Goldman Sachs BDC, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/26(a)	555	561,749
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
0.855%(ff)	02/12/26	490	481,233
1.431%(ff)	03/09/27	1,660	1,643,940
1.992%(ff)	01/27/32(a)	635	602,910
2.600%	02/07/30(a)	1,182	1,195,616
3.500%	04/01/25	490	530,830
3.750%	02/25/26	100	109,756
3.800%	03/15/30	630	693,615
4.017%(ff)	10/31/38	1,050	1,165,633
4.411%(ff)	04/23/39	515	598,033
4.750%	10/21/45	140	172,338
Sub. Notes
5.150%	05/22/45	153	191,438
6.750%	10/01/37	300	423,053
Golub Capital BDC, Inc.,
Sr. Unsec’d. Notes
2.500%	08/24/26	135	132,124
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41	20	18,604
2.875%	09/01/50	1	938

A22

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Halliburton Co.,
Sr. Unsec’d. Notes
5.000%	11/15/45	40	$44,420
HCA, Inc.,
Sr. Sec’d. Notes
5.250%	06/15/26	300	345,040
5.250%	06/15/49	425	520,318
5.500%	06/15/47	1,005	1,250,753
Hershey Co. (The),
Sr. Unsec’d. Notes
2.650%	06/01/50	50	45,499
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23	880	956,685
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49	253	250,773
5.875%	12/16/36	117	161,845
HP, Inc.,
Sr. Unsec’d. Notes
2.200%	06/17/25	250	258,360
3.000%	06/17/27	310	328,093
3.400%	06/17/30	110	115,367
6.000%	09/15/41	28	35,262
Humana, Inc.,
Sr. Unsec’d. Notes
4.625%	12/01/42	160	185,591
4.950%	10/01/44	510	612,302
Huntington National Bank (The),
Sr. Unsec’d. Notes
1.800%	02/03/23	760	777,642
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	250	277,090
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23(a)	1,001	1,074,977
4.750%	08/01/28	265	305,718
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24(a)	1,000	1,068,416
Intercontinental Exchange, Inc.,
Gtd. Notes
3.750%	12/01/25(a)	550	604,287
Sr. Unsec’d. Notes
0.700%	06/15/23	620	621,925
3.000%	06/15/50	1,230	1,138,973
3.000%	09/15/60	240	214,435
4.250%	09/21/48	520	583,545
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.850%	05/13/22	1,500	1,542,762
4.150%	05/15/39	300	342,682
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.375%	03/01/41	170	166,059
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
3.750%	10/01/21		145	$147,413
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		120	118,465
Intuit, Inc.,
Sr. Unsec’d. Notes
0.950%	07/15/25		95	94,603
1.350%	07/15/27		335	328,645
1.650%	07/15/30		255	241,659
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	06/07/21(a)		1,170	1,174,390
Johnson & Johnson,
Sr. Unsec’d. Notes
2.250%	09/01/50		90	80,049
2.450%	09/01/60		90	79,265
3.400%	01/15/38		275	302,639
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30		1,160	1,180,809
3.109%(ff)	04/22/51		190	185,575
3.200%	01/25/23		200	210,171
3.250%	09/23/22		400	417,033
3.882%(ff)	07/24/38		100	110,550
3.964%(ff)	11/15/48		1,890	2,084,333
4.023%(ff)	12/05/24		440	477,415
4.032%(ff)	07/24/48		220	245,624
Sub. Notes
3.375%	05/01/23(a)		960	1,015,699
3.875%	09/10/24		1,800	1,971,357
4.950%	06/01/45		110	137,457
Kentucky Utilities Co.,
First Mortgage
3.300%	06/01/50		140	137,399
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30		45	47,607
3.551%	05/25/21		640	642,892
KeyBank NA,
Sr. Unsec’d. Notes
1.250%	03/10/23(a)		425	431,761
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27(a)		375	429,277
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.875%	02/07/50		104	102,233
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		335	349,472
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	05/15/49		328	385,857
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN
2.450%	02/05/14(d)	EUR	900	8,023

A23

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
4.750%	01/16/14(d)	EUR	415	$3,071
5.375%	10/17/12(d)	EUR	50	469
Life Storage LP,
Gtd. Notes
2.200%	10/15/30		210	199,060
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
1.850%	06/15/30		45	43,860
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/51		445	452,874
4.000%	04/15/25		70	77,451
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		445	437,491
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30(a)		390	383,253
3.300%	03/14/23		140	147,158
4.200%	03/01/48(a)		1,065	1,224,736
4.350%	01/30/47		295	345,740
4.750%	03/15/39(a)		675	833,333
4.900%	03/15/49(a)		611	779,710
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30		45	42,928
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		920	992,134
2.950%	03/15/51		220	216,999
3.650%	06/01/49		1,148	1,256,974
3.850%	03/26/50		240	272,016
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/22		625	643,196
4.200%	08/15/47		50	56,647
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		800	814,310
McKesson Corp.,
Sr. Unsec’d. Notes
0.900%	12/03/25		450	440,316
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50		11	10,538
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26(a)		1,230	1,210,482
4.000%	03/07/49		110	126,818
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50		24	22,202
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45		260	294,800
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23	220	$228,301
4.663%	02/15/30	350	399,152
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	130	127,914
3.450%	08/08/36	370	408,211
Mississippi Power Co.,
Sr. Unsec’d. Notes, Series 12-A
4.250%	03/15/42	220	245,211
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
8.875%	10/15/20^(d)	566	—
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25	255	257,463
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	320	324,608
5.597%(ff)	03/24/51	671	935,863
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	670	625,483
2.188%(ff)	04/28/26	590	609,620
2.802%(ff)	01/25/52	465	425,651
3.971%(ff)	07/22/38	900	1,005,475
4.300%	01/27/45	330	387,334
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	500	546,168
Sub. Notes, MTN
4.100%	05/22/23	1,540	1,646,965
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	116	109,904
4.600%	02/23/28	223	254,276
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	40	43,694
4.700%	04/15/48	30	32,427
4.875%	12/01/24	66	74,101
5.200%	03/01/47	20	22,877
5.500%	02/15/49	95	113,218
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50	50	47,011
3.850%	06/30/26	32	35,348
National Fuel Gas Co.,
Sr. Unsec’d. Notes
2.950%	03/01/31	130	125,362
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.700%	03/15/29	50	54,685
Sr. Unsec’d. Notes, MTN
1.750%	01/21/22	735	743,366

A24

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
NetApp, Inc.,
Sr. Unsec’d. Notes
2.375%	06/22/27	45	$45,907
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30(a)	620	603,928
4.875%	03/15/42	300	366,206
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	410	402,955
2.750%	05/01/25	75	79,516
2.750%	11/01/29	35	35,916
NIKE, Inc.,
Sr. Unsec’d. Notes
3.250%	03/27/40	596	626,277
3.375%	03/27/50	50	52,585
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	245	226,576
Northern States Power Co.,
First Mortgage
2.600%	06/01/51	30	26,992
3.200%	04/01/52	25	25,060
3.600%	09/15/47	141	151,441
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	62	59,412
NOV, Inc.,
Sr. Unsec’d. Notes
3.600%	12/01/29	24	24,147
NVR, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/30	320	327,995
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	04/01/27	99	108,019
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25	1,000	1,060,783
7.000%	05/01/32	100	141,176
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	115	135,670
ONEOK, Inc.,
Gtd. Notes
2.750%	09/01/24	545	572,078
7.150%	01/15/51	20	26,772
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	830	870,586
2.875%	03/25/31	1,535	1,562,658
3.950%	03/25/51	395	407,820
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.293%	04/05/27	20	20,532
3.112%	02/15/40	30	29,673
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.362%	02/15/50	295	$290,549
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	06/08/23	45	45,405
1.900%	02/07/23	680	699,198
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	120	120,166
2.500%	02/01/31	80	75,449
3.150%	01/01/26	110	114,762
3.300%	08/01/40	125	112,707
3.500%	08/01/50	80	69,623
4.500%	07/01/40	60	61,000
4.950%	07/01/50	100	103,103
PacifiCorp,
First Mortgage
2.700%	09/15/30	400	409,345
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.200%	09/26/22(a)	1,160	1,190,823
2.850%	10/01/29	832	866,428
3.250%	06/01/50(a)	365	364,757
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.000%	03/05/42	100	114,578
4.450%	04/14/46	410	494,898
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
2.550%	03/15/31	20	19,813
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39	26	40,790
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.875%	05/01/26(a)	820	798,101
2.100%	05/01/30	350	339,020
2.375%	08/17/22	1,000	1,026,914
2.500%	08/22/22	630	649,491
3.875%	08/21/42	250	264,409
4.250%	11/10/44	370	412,484
6.375%	05/16/38	590	820,369
Pioneer Energy Services Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK N/A
11.000%	05/15/25^	374	373,298
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.150%	01/15/31	325	306,779
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	14	13,145
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.800%	03/25/27	505	544,677
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	100	101,902

A25

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.950%	03/26/50	220	$249,157
4.125%	04/15/47	1,187	1,369,011
PSEG Power LLC,
Gtd. Notes
3.850%	06/01/23(a)	900	961,141
4.150%	09/15/21	250	250,924
Public Service Co. of Colorado,
First Mortgage, Series 36
2.700%	01/15/51	80	72,772
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	150	120,853
2.700%	05/01/50	190	175,217
Public Storage,
Sr. Unsec’d. Notes
3.385%	05/01/29(a)	890	973,542
Puget Sound Energy, Inc.,
First Mortgage
4.223%	06/15/48	105	118,426
Quanta Services, Inc.,
Sr. Unsec’d. Notes
2.900%	10/01/30(a)	660	669,020
Ralph Lauren Corp.,
Sr. Unsec’d. Notes
1.700%	06/15/22(a)	325	329,968
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.800%	03/15/22	190	194,094
3.650%	08/16/23	43	45,977
Rockefeller Foundation (The),
Unsec’d. Notes, Series 2020
2.492%	10/01/50	21	19,363
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/24	385	402,638
Royalty Pharma PLC,
Gtd. Notes, 144A
0.750%	09/02/23	20	19,974
1.200%	09/02/25	20	19,636
S&P Global, Inc.,
Gtd. Notes
2.300%	08/15/60	384	314,428
4.000%	06/15/25(a)	500	554,915
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	182	200,025
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.450%	06/02/25	155	165,537
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23	170	176,897
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,654	$1,495,249
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29(a)	860	895,581
3.125%	06/01/24	225	239,833
3.300%	05/15/50	255	252,401
3.450%	06/01/27	724	789,260
3.800%	08/15/49	360	381,748
4.500%	06/01/47(a)	230	270,020
Simon Property Group LP,
Sr. Unsec’d. Notes
3.500%	09/01/25	275	298,458
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30(a)	370	358,213
3.650%	02/01/50	160	158,271
First Ref. Mortgage, Series C
4.125%	03/01/48	40	41,909
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42	207	220,239
Southern Power Co.,
Sr. Unsec’d. Notes
0.900%	01/15/26	302	293,438
5.150%	09/15/41	100	114,078
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25	59	66,525
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	162	163,810
Starbucks Corp.,
Sr. Unsec’d. Notes
2.550%	11/15/30	250	250,845
Sutter Health,
Unsec’d. Notes, Series 20A
3.361%	08/15/50	14	13,899
SVB Financial Group,
Sr. Unsec’d. Notes
1.800%	02/02/31	850	786,477
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	500	511,412
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	190	182,675
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.100%	08/15/47(a)	765	890,570
4.133%	03/25/25	50	55,539
4.497%	03/25/30	25	29,176

A26

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	100	$106,867
6.550%	05/01/37	142	186,858
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.350%	10/14/22	590	590,296
Trane Technologies Luxembourg Finance SA,
Gtd. Notes
4.500%	03/21/49	40	46,726
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.950%	05/15/50	5	5,148
Truist Bank,
Sr. Unsec’d. Notes
2.800%	05/17/22	1,200	1,231,026
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.200%	08/05/25	970	968,666
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	50	46,364
U.S. Bank NA,
Sr. Unsec’d. Notes
3.400%	07/24/23	1,000	1,067,767
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
5.300%	04/01/50(a)	420	567,685
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	275	270,507
2.375%	08/15/24	160	168,593
2.900%	05/15/50	100	95,970
3.125%	05/15/60	510	501,294
4.250%	03/15/43	100	117,465
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	530	512,077
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	47	45,581
Unsec’d. Notes, Series C
2.547%	04/01/50	43	39,333
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
5.500%	06/15/45	30	37,991
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	315	314,587
2.875%	11/20/50	30	26,658
3.000%	11/20/60	270	235,034
3.376%	02/15/25(a)	610	661,661
4.125%	08/15/46	210	231,008
4.500%	08/10/33	1,356	1,579,725
4.522%	09/15/48	50	57,648
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, 144A
2.987%	10/30/56	80	$70,379
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	1,120	1,138,170
Viatris, Inc.,
Gtd. Notes, 144A
1.650%	06/22/25	45	45,169
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	08/15/50	169	136,907
3.650%	09/15/47	265	293,084
VMware, Inc.,
Sr. Unsec’d. Notes
2.950%	08/21/22	1,155	1,191,969
Washington Gas Light Co.,
Sr. Unsec’d. Notes, MTN
3.650%	09/15/49	10	10,499
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.600%	02/01/30	81	81,571
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
0.550%	09/15/23	490	489,282
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.406%(ff)	10/30/25	213	222,440
3.000%	02/19/25	500	532,873
3.750%	01/24/24	1,000	1,081,292
5.013%(ff)	04/04/51	200	256,278
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
2.082%(ff)	09/09/22	350	352,545
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.000%	04/15/30	500	554,239
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45	267	307,557
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	365	378,836
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
3.300%	09/01/49	35	35,371
Yale University,
Unsec’d. Notes, Series 2020
2.402%	04/15/50	67	61,296
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30	95	101,690
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/50	265	252,929

A27

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.700%	02/01/43	202	$244,425
			194,342,626

Total Corporate Bonds (cost $221,931,622)			220,894,399
Municipal Bonds — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series S1
6.918%	04/01/40	250	359,378
California State University,
Taxable, Revenue Bonds, Series E
2.897%	11/01/51	65	61,257
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34	150	198,159
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	100	147,686
Taxable, Revenue Bonds, Series N
3.256%	05/15/60	75	75,008
3.706%	05/15/20	30	28,851
San Francisco Public Utilities Commission Water Revenue,
Taxable, Revenue Bonds, Series A
3.303%	11/01/39	300	315,837
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	250	402,120
7.550%	04/01/39	135	218,713
			1,807,009
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/14	25	32,420
Florida — 0.0%
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	34	33,742
Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds, Series B
6.899%	12/01/40	100	137,391
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	60	74,280
			211,671
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority,
Taxable, Revenue Bonds, Series D
3.052%	07/01/40	35	34,180
3.197%	07/01/50	20	19,351
			53,531
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Massachusetts — 0.0%
Commonwealth of Massachusetts,
General Obligation Limited, Taxable, Series H
2.900%	09/01/49	30	$30,269
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	100	157,424
New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	40	54,711
New York City Water & Sewer System,
Revenue Bonds, BABs
5.724%	06/15/42	100	141,116
5.952%	06/15/42	80	115,469
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.142%	07/01/43	70	69,292
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	170	209,277
			589,865
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
7.834%	02/15/41	100	154,899
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	200	269,604
Texas — 0.0%
Board of Regents of the University of Texas System,
Taxable, Revenue Bonds, Series B
2.439%	08/15/49	90	82,097
Dallas Area Rapid Transit,
Revenue Bonds, BABs, Series B
5.999%	12/01/44	85	122,306
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	15	15,092
Texas Transportation Commission,
General Obligation Unlimited, Taxable
2.472%	10/01/44	125	120,673
Texas Transportation Commission State Highway Fund,
Taxable, Revenue Bonds
4.000%	10/01/33	170	203,396
			543,564

Total Municipal Bonds (cost $3,821,714)			3,883,998

A28

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 1.4%
United States
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC02, Class 2A
5.000%	05/25/34	26	$25,870
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(cc)	01/25/35	27	28,201
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.909%(c)	01/25/40	174	174,361
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	01/25/40	358	358,290
Fannie Mae Connecticut Avenue Securities,
Series 2017-C01, Class 1M2, 1 Month LIBOR + 3.550% (Cap N/A, Floor 0.000%)
3.659%(c)	07/25/29	2,078	2,140,037
Series 2017-C01, Class 1M2A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 0.000%)
3.659%(c)	07/25/29	151	151,372
Series 2017-C03, Class 1M2C, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.109%(c)	10/25/29	875	886,982
Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.309%(c)	01/25/30	2,636	2,661,274
Series 2017-C06, Class 1M2A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
2.759%(c)	02/25/30	657	662,993
Series 2018-C02, Class 2ED2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.009%(c)	08/25/30	1,651	1,622,708
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-HQ01, Class M3, 1 Month LIBOR + 4.100% (Cap N/A, Floor 0.000%)
4.209%(c)	08/25/24	803	812,379
Series 2016-DNA01, Class M3, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
5.659%(c)	07/25/28	637	669,555
Series 2017-DNA01, Class M2, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.359%(c)	07/25/29	266	273,860
Series 2017-DNA02, Class M2, 1 Month LIBOR + 3.450% (Cap N/A, Floor 0.000%)
3.559%(c)	10/25/29	460	476,687
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	03/25/30	166	166,154
Series 2017-DNA03, Class M2, 1 Month LIBOR + 2.500% (Cap N/A, Floor 0.000%)
2.609%(c)	03/25/30	410	417,783
Series 2017-HQA03, Class M2, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.459%(c)	04/25/30	1,586	1,606,209
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2018-DNA01, Class M2AT, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.159%(c)	07/25/30	2,723	$2,665,890
Series 2020-HQA05, Class M1, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.117%(c)	11/25/50	1,324	1,325,875
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
0.817%(c)	08/25/33	2,040	2,038,777
Series 2021-DNA1, Class M1, 144A, 30 Day Average SOFR + 0.650% (Cap N/A, Floor 0.000%)
0.667%(c)	01/25/51	2,230	2,227,325
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.717%(c)	08/25/33	2,140	2,137,335
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.859%(c)	02/25/50	1,201	1,200,553
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.109%(c)	06/25/50	2,471	2,484,007
Series 2020-DNA04, Class M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.609%(c)	08/25/50	240	239,567
Series 2020-DNA05, Class M1, 144A, 30 Day Average SOFR + 1.300% (Cap N/A, Floor 0.000%)
1.317%(c)	10/25/50	857	856,891
Series 2020-DNA06, Class M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
0.917%(c)	12/25/50	1,464	1,464,526
Series 2020-HQA04, Class M1, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.409%(c)	09/25/50	908	907,782
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA02, Class M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.909%(c)	12/25/30	111	111,119
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	09/25/48	7	7,227
Series 2018-HRP2, Class M2, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.359%(c)	02/25/47	926	927,408
Series 2019-FTR02, Class M1, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.059%(c)	11/25/48	930	930,543

Total Residential Mortgage-Backed Securities (cost $32,743,189)			32,659,540

A29

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds — 0.1%
Indonesia — 0.0%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.050%	03/12/51(a)	200	$198,351
3.500%	01/11/28	500	535,961
			734,312
Israel — 0.0%
Israel Government International Bond,
Sr. Unsec’d. Notes
2.750%	07/03/30	290	303,533
State of Israel,
Sr. Unsec’d. Notes
3.375%	01/15/50	200	201,864
			505,397
Mexico — 0.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.771%	05/24/61	275	243,549
4.000%	10/02/23	400	431,031
4.500%	01/31/50	200	202,719
Sr. Unsec’d. Notes, Series A, MTN
6.750%	09/27/34	246	316,334
			1,193,633
Panama — 0.0%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.870%	07/23/60	265	262,660
Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
3.550%	03/10/51	260	253,661
4.125%	08/25/27	259	289,400
			543,061
Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
5.100%	06/18/50(a)	460	570,230

Total Sovereign Bonds (cost $3,793,539)			3,809,293
U.S. Government Agency Obligations — 7.4%
Federal Farm Credit Banks Funding Corp.
3.125%	02/06/30	600	661,000
Federal Home Loan Bank
4.000%	09/01/28	245	284,751
Federal Home Loan Mortgage Corp.
2.000%	12/01/35	365	375,434
2.000%	02/01/36	323	333,011
2.000%	02/01/36	324	332,568
2.000%	02/01/36	762	784,973
2.000%	03/01/36	200	205,625
2.000%	10/01/50	149	148,979
2.000%	10/01/50	150	149,843
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	12/01/50	148	$148,141
2.000%	02/01/51	274	274,250
2.000%	02/01/51	374	374,489
2.000%	03/01/51	225	224,429
2.000%	03/01/51	274	273,925
2.000%	03/01/51	424	424,767
2.000%	04/01/51	829	828,012
2.000%	04/01/51	1,635	1,633,051
2.500%	07/01/32	2,617	2,747,878
2.500%	06/01/50	139	142,466
2.500%	11/01/50	196	201,832
2.500%	11/01/50	1,329	1,369,927
2.500%	12/01/50	1,376	1,413,588
2.500%	01/01/51	125	128,322
2.500%	01/01/51	149	153,048
2.500%	01/01/51	323	332,403
2.500%	01/01/51	344	353,775
3.000%	03/01/27	45	47,867
3.000%	05/01/27	19	20,657
3.000%	11/01/27	122	129,546
3.000%	04/01/29	137	146,543
3.000%	02/01/31	150	159,297
3.000%	05/01/31	34	35,543
3.000%	06/01/31	18	19,417
3.000%	05/01/33	12	13,042
3.000%	05/01/33	31	32,257
3.000%	05/01/33	60	63,808
3.000%	03/01/46	844	885,425
3.000%	07/01/46	738	773,636
3.000%	07/01/46	803	841,898
3.000%	11/01/46	480	507,850
3.000%	12/01/46	966	1,016,131
3.000%	12/01/46	1,431	1,504,558
3.000%	04/01/50	733	765,249
3.000%	05/01/50	184	194,837
3.000%	07/01/50	261	275,215
3.000%	08/01/50	7,978	8,327,985
3.500%	03/01/32	57	61,635
3.500%	04/01/32	123	131,933
3.500%	02/01/34	424	457,149
3.500%	05/01/35	78	84,116
3.500%	03/01/38	59	62,471
3.500%	09/01/38	14	14,867
3.500%	01/01/47	124	131,814
3.500%	02/01/49	373	402,561
4.000%	07/01/29	12	13,258
4.000%	05/01/33	67	71,360
4.000%	06/01/44	325	357,195
4.000%	02/01/45	32	35,655
4.000%	02/01/48	45	49,035
4.000%	06/01/48	78	85,256
4.000%	06/01/48	95	104,958
4.500%	06/01/38	41	45,542
4.500%	07/01/39	79	88,782
4.500%	09/01/39	4	4,785
4.500%	10/01/39	13	14,816
4.500%	01/01/40	33	37,279

A30

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	02/01/40	4	$5,067
4.500%	04/01/40	10	11,488
4.500%	02/01/41	35	39,415
4.500%	07/01/41	6	7,112
4.500%	08/01/41	5	5,678
4.500%	10/01/41	151	169,754
4.500%	01/01/42	6	6,902
4.500%	05/01/42	6	6,750
4.500%	01/01/45	7	8,244
4.500%	01/01/46	135	150,359
4.500%	09/01/46	21	22,990
4.500%	05/01/47	23	25,595
4.500%	06/01/47	15	16,467
4.500%	06/01/48	39	42,404
4.500%	07/01/48	13	14,667
4.500%	07/01/48	29	31,314
4.500%	07/01/48	37	39,832
4.500%	10/01/48	17	19,069
4.500%	10/01/48	37	41,255
5.000%	01/01/37	17	19,542
5.000%	02/01/37	16	18,440
5.000%	03/01/38	114	132,688
5.000%	09/01/47	11	12,051
5.000%	03/01/48	13	14,453
5.000%	05/01/48	47	52,323
5.000%	04/01/49	27	29,918
5.500%	06/01/35	67	78,091
5.500%	08/01/38	74	87,530
6.000%	09/01/36	72	85,724
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.495% (Cap 7.078%, Floor 1.495%)
2.370%(c)	06/01/43	1	1,461
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.600% (Cap 7.366%, Floor 1.600%)
2.365%(c)	08/01/43	4	3,769
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.650% (Cap 7.448%, Floor 1.650%)
2.447%(c)	05/01/43	16	17,055
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.782% (Cap 8.274%, Floor 1.782%)
2.505%(c)	08/01/41	26	27,401
Federal National Mortgage Assoc.
1.500%	TBA	2,375	2,294,473
1.500%	TBA	2,825	2,837,754
2.000%	TBA	574	589,080
2.000%	TBA	2,700	2,689,980
2.000%	TBA	8,697	8,680,693
2.000%	12/01/35	146	149,837
2.000%	12/01/35	172	177,131
2.000%	02/01/36	174	178,236
2.000%	02/01/36	205	210,785
2.000%	02/01/36	271	278,970
2.000%	02/01/36	351	361,375
2.000%	02/01/36	376	386,088
2.000%	02/01/36	420	432,824
2.000%	02/01/36	939	966,111
2.000%	03/01/36	100	102,714
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	03/01/36	178	$182,832
2.000%	09/01/50	224	223,699
2.000%	09/01/50	323	322,979
2.000%	12/01/50	74	73,875
2.000%	12/01/50	347	346,917
2.000%	12/01/50	544	544,662
2.000%	01/01/51	373	372,950
2.000%	01/01/51	544	546,213
2.000%	02/01/51	125	124,662
2.000%	02/01/51	274	274,325
2.000%	02/01/51	347	347,109
2.000%	02/01/51	870	871,182
2.000%	03/01/51	314	313,826
2.000%	04/01/51	124	123,853
2.000%	04/01/51	127	126,927
2.500%	TBA	2,150	2,236,924
2.500%	TBA	6,747	6,923,582
2.500%	11/01/34	441	459,292
2.500%	10/01/35	435	452,639
2.500%	03/01/36	325	342,321
2.500%	08/01/50	291	299,931
2.500%	11/01/50	172	177,133
2.500%	12/01/50	4,560	4,683,496
2.500%	02/01/51	99	102,247
2.500%	02/01/51	172	177,111
2.500%	03/01/51	413	424,203
2.500%	04/01/51	2,165	2,223,725
3.000%	TBA	3,240	3,420,871
3.000%	TBA	3,294	3,430,768
3.000%	01/01/27	62	65,401
3.000%	08/01/27	21	21,832
3.000%	09/01/27	16	16,579
3.000%	09/01/27	137	145,622
3.000%	11/01/27	11	11,618
3.000%	11/01/27	14	15,338
3.000%	11/01/27	15	16,458
3.000%	11/01/27	21	22,454
3.000%	11/01/27	22	23,906
3.000%	11/01/27	29	30,866
3.000%	12/01/27	12	12,969
3.000%	05/01/33	18	18,689
3.000%	05/01/33	31	32,676
3.000%	05/01/33	50	53,239
3.000%	08/01/33	322	340,733
3.000%	03/01/35	222	233,745
3.000%	07/01/35	178	187,874
3.000%	12/01/35	163	171,831
3.000%	11/01/49	61	63,766
3.000%	12/01/49	73	76,696
3.000%	02/01/50	202	212,135
3.000%	03/01/50	82	86,493
3.000%	05/01/50	151	157,650
3.000%	10/01/50	988	1,065,063
3.000%	01/01/51	233	245,361
3.500%	TBA	820	874,344
3.500%	TBA	7,763	8,200,578
3.500%	11/01/30	7	7,239

A31

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	05/01/32	35	$38,062
3.500%	06/01/32	93	100,389
3.500%	08/01/32	29	31,380
3.500%	09/01/32	214	231,798
3.500%	01/01/35	33	35,560
3.500%	06/01/35	42	45,521
3.500%	06/01/35	72	78,338
3.500%	09/01/38	8	8,056
3.500%	08/01/45	346	372,593
3.500%	07/01/47	460	488,448
3.500%	09/01/47	89	94,139
3.500%	02/01/48	367	388,537
3.500%	07/01/48	620	662,767
3.500%	07/01/48	787	840,123
3.500%	11/01/51	1,599	1,738,655
4.000%	TBA	3,615	3,878,500
4.000%	05/01/26	109	116,189
4.000%	02/01/31	106	114,763
4.000%	05/01/33	50	52,994
4.000%	06/01/33	22	23,118
4.000%	07/01/33	10	10,782
4.000%	12/01/33	36	38,077
4.000%	06/01/38	198	213,784
4.000%	09/01/42	7	7,763
4.000%	09/01/42	1,268	1,412,290
4.000%	09/01/43	88	97,687
4.000%	05/01/44	102	113,327
4.000%	10/01/44	219	240,841
4.000%	03/01/45	101	111,831
4.000%	09/01/45	37	40,351
4.000%	06/01/46	515	569,921
4.000%	10/01/46	31	33,710
4.000%	11/01/46	46	50,805
4.000%	11/01/46	76	84,425
4.000%	04/01/47	62	66,974
4.000%	05/01/47	23	25,052
4.000%	05/01/47	496	541,106
4.000%	09/01/47	86	95,272
4.000%	10/01/47	482	532,586
4.000%	12/01/47	300	329,094
4.000%	09/01/48	1,689	1,811,641
4.000%	04/01/50	1,625	1,757,774
4.000%	05/01/50	512	549,260
4.000%	01/01/57	138	154,045
4.000%	02/01/57	154	172,688
4.500%	TBA	700	762,016
4.500%	TBA	75	78,759
4.500%	01/01/42	40	44,162
4.500%	01/01/42	95	106,377
4.500%	09/01/42	171	193,183
4.500%	06/01/44	39	43,137
4.500%	06/01/44	62	69,825
4.500%	02/01/45	196	220,672
4.500%	08/01/45	238	267,517
4.500%	11/01/45	8	8,568
4.500%	12/01/45	20	22,163
4.500%	12/01/45	30	32,831
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	01/01/46	9	$10,099
4.500%	02/01/46	32	36,287
4.500%	02/01/46	502	560,012
4.500%	03/01/46	7	7,458
4.500%	04/01/46	1	752
4.500%	05/01/46	1	941
4.500%	07/01/46	15	16,385
4.500%	08/01/46	3	2,930
4.500%	08/01/46	5	5,838
4.500%	08/01/46	10	11,539
4.500%	08/01/46	85	93,634
4.500%	09/01/46	4	4,917
4.500%	10/01/46	41	45,430
4.500%	10/01/46	72	79,997
4.500%	01/01/47	7	7,315
4.500%	01/01/47	7	7,813
4.500%	01/01/47	21	23,339
4.500%	01/01/47	29	31,610
4.500%	02/01/47	5	5,130
4.500%	02/01/47	8	8,596
4.500%	03/01/47	7	7,745
4.500%	06/01/47	73	80,398
4.500%	06/01/47	291	321,046
4.500%	01/01/48	153	166,837
4.500%	02/01/48	49	54,230
4.500%	02/01/48	54	59,612
4.500%	02/01/48	63	69,593
4.500%	02/01/48	84	92,289
4.500%	03/01/48	55	60,530
4.500%	04/01/48	387	429,831
4.500%	05/01/48	50	54,612
4.500%	06/01/48	126	139,811
4.500%	07/01/48	20	21,419
4.500%	08/01/48	74	81,793
4.500%	05/01/49	41	44,182
4.500%	07/01/49	45	49,134
5.000%	TBA	250	276,958
5.000%	TBA	75	78,817
5.000%	06/01/39	38	43,334
5.000%	12/01/39	59	67,964
5.000%	01/01/40	2	1,753
5.000%	04/01/40	159	185,316
5.000%	05/01/40	11	12,737
5.000%	06/01/40	2	2,002
5.000%	06/01/40	2	2,341
5.000%	06/01/40	8	9,543
5.000%	07/01/40	3	3,357
5.000%	07/01/40	6	7,539
5.000%	08/01/40	20	22,342
5.000%	09/01/40	6	6,609
5.000%	10/01/40	21	24,086
5.000%	02/01/41	107	123,228
5.000%	05/01/41	105	121,753
5.000%	05/01/41	391	452,330
5.000%	05/01/48	62	70,337
5.000%	04/01/49	40	44,608
5.000%	04/01/49	107	119,960

A32

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	04/01/36	46	$53,271
5.500%	05/01/36	26	30,238
5.500%	09/01/36	84	97,041
5.500%	08/01/37	61	71,673
5.500%	09/01/41	141	164,745
6.000%	07/01/41	99	118,625
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530% (Cap 6.880%, Floor 1.530%)
2.838%(c)	05/01/43	52	54,094
Federal National Mortgage Assoc., 12 Month LIBOR + 1.535% (Cap 7.061%, Floor 1.535%)
2.427%(c)	06/01/43	30	30,847
Federal National Mortgage Assoc., 12 Month LIBOR + 1.695% (Cap 7.551%, Floor 1.695%)
2.695%(c)	08/01/42	25	26,658
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750% (Cap 7.871%, Floor 1.750%)
2.556%(c)	08/01/41	25	25,679
Government National Mortgage Assoc.
2.000%	TBA	3,050	3,079,547
2.500%	TBA	1,725	1,779,850
2.500%	12/20/46	277	287,346
2.500%	12/20/50	2,340	2,416,694
2.500%	01/20/51	1,019	1,052,326
2.500%	02/20/51	523	540,307
3.000%	TBA	175	182,396
3.000%	TBA	393	409,411
3.000%	07/15/43	63	66,798
3.000%	01/15/44	27	28,178
3.000%	12/20/45	346	366,043
3.000%	01/20/46	189	200,279
3.000%	02/20/46	16	16,589
3.000%	02/20/46	16	17,003
3.000%	03/20/46	248	262,788
3.000%	05/20/46	232	246,256
3.000%	09/20/46	552	582,373
3.000%	12/15/46	46	47,913
3.000%	02/15/47	106	110,721
3.000%	02/15/47	138	144,894
3.000%	12/20/47	277	291,491
3.000%	01/20/48	382	402,909
3.000%	04/20/49	2,997	3,147,425
3.000%	07/20/50	1,698	1,769,485
3.000%	12/20/50	293	309,524
3.000%	01/20/51	1,160	1,215,658
3.500%	12/20/47	270	307,257
3.500%	05/20/50	24,373	25,726,372
4.000%	TBA	1,450	1,547,875
4.000%	12/15/40	52	57,535
4.000%	12/15/46	54	59,523
4.000%	05/15/48	64	69,146
4.000%	05/15/48	155	165,986
4.000%	11/20/48	72	77,413
4.000%	11/20/48	1,976	2,123,488
4.500%	TBA	825	892,289
4.500%	01/20/41	81	92,545
4.500%	03/20/41	11	12,818
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	04/20/41	31	$34,306
4.500%	09/20/43	11	12,427
4.500%	08/20/46	16	17,863
4.500%	09/20/46	13	14,858
4.500%	10/20/46	11	12,197
4.500%	11/20/46	11	12,307
4.500%	10/20/47	8	9,112
4.500%	04/20/48	469	510,965
4.500%	08/20/48	72	78,560
4.500%	09/20/48	491	534,509
5.000%	TBA	500	547,354
5.000%	10/20/39	152	174,632
5.000%	04/20/48	151	165,744
5.000%	11/20/48	57	62,167
5.500%	07/20/40	320	366,794
5.500%	04/20/48	18	20,467
6.000%	09/20/38	63	72,483
6.000%	10/20/38	84	98,330

Total U.S. Government Agency Obligations (cost $174,369,513)			174,602,604
U.S. Treasury Obligations — 15.5%
U.S. Treasury Notes
0.250%	08/31/25	20,600	20,120,406
0.625%	05/15/30(a)	33,000	30,040,312
0.625%	08/15/30(a)	40,600	36,800,094
0.875%	11/15/30(a)	46,600	43,105,000
1.125%	02/15/31(a)	16,500	15,589,922
1.500%	02/15/30	31,600	31,219,812
1.625%	08/15/29	25,700	25,796,375
1.750%	11/15/29	21,750	22,015,078
2.375%	05/15/29	23,000	24,444,688
2.625%	02/15/29	26,300	28,453,313
2.875%	05/15/28	28,100	30,888,047
2.875%	08/15/28	26,600	29,255,844
3.125%	11/15/28(a)	26,600	29,746,281

Total U.S. Treasury Obligations (cost $378,585,178)			367,475,172

Total Long-Term Investments (cost $1,586,134,672)			1,648,710,621

Shares
Short-Term Investments — 35.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	655,914,867	655,914,867

A33

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $192,156,564; includes $192,134,737 of cash collateral for securities on loan)(b)(wa)	192,247,997	$192,151,873

Total Short-Term Investments (cost $848,071,431)		848,066,740

TOTAL INVESTMENTS—105.4% (cost $2,434,206,103)		2,496,777,361

Liabilities in excess of other assets(z) — (5.4)%		(128,487,806)

Net Assets — 100.0%		$2,368,289,555

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
BATE	CBOE- Europe – BXE Order Books
CDX	Credit Derivative Index
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IBEX	Spanish Stock Index
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
NVDR	Non-voting Depositary Receipt
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
RSP	Savings Shares
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
UTS	Unit Trust Security
XLON	London Stock Exchange
XMIL	Milan Stock Exchange
XMSM	Euronext Dublin
XSWX	SIX Swiss Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,183,260 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $188,144,663; cash collateral of $192,134,737 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Government National Mortgage Assoc. (proceeds receivable $13,011,094)	3.500%	TBA	04/21/21	12,300	$(12,979,383)

A34

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
132	5 Year U.S. Treasury Notes	Jun. 2021	$16,288,594	$(71,443)
984	10 Year Australian Treasury Bonds	Jun. 2021	103,226,286	(729,018)
1,006	10 Year Canadian Government Bonds	Jun. 2021	111,086,671	(2,995,650)
1,166	10 Year U.S. Treasury Notes	Jun. 2021	152,673,125	(3,152,693)
139	20 Year U.S. Treasury Bonds	Jun. 2021	21,488,531	(34,969)
134	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	24,283,313	(1,128,041)
239	FTSE/MIB Index	Jun. 2021	34,185,178	833,917
326	IBEX 35 Index	Apr. 2021	32,826,971	(316,098)
1,330	Mini MSCI EAFE Index	Jun. 2021	145,768,000	(590,353)
1,144	Mini MSCI Emerging Markets Index	Jun. 2021	75,647,000	(2,042,571)
1,628	S&P 500 E-Mini Index	Jun. 2021	322,946,360	6,519,802
99	S&P/TSX 60 Index	Jun. 2021	17,505,992	101,161
176	TOPIX Index	Jun. 2021	31,059,291	936,347
				(2,669,609)
Short Positions:
14	2 Year U.S. Treasury Notes	Jun. 2021	3,090,172	529
2,100	10 Year U.S. Treasury Notes	Jun. 2021	274,968,750	5,678,092
127	10 Year U.S. Ultra Treasury Notes	Jun. 2021	18,248,313	706,895
174	FTSE 100 Index	Jun. 2021	16,022,544	(3,548)
87	S&P 500 E-Mini Index	Jun. 2021	17,258,190	(348,417)
				6,033,551
				$3,363,942
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/16/21	HSBC Bank PLC	AUD	29,843	$23,296,620	$22,674,534	$—	$(622,086)
Canadian Dollar,
Expiring 06/16/21	Canadian Imperial Bank of Commerce	CAD	30,430	24,101,223	24,216,422	115,199	—
Euro,
Expiring 06/16/21	Citibank, N.A.	EUR	84,469	102,201,992	99,219,377	—	(2,982,615)
Japanese Yen,
Expiring 06/16/21	Goldman Sachs International	JPY	2,394,066	22,408,793	21,637,502	—	(771,291)
				$172,008,628	$167,747,835	115,199	(4,375,992)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/15/21	HSBC Bank PLC	EUR	766	$931,508	$898,567	$32,941	$—
Expiring 04/15/21	HSBC Bank PLC	EUR	736	889,284	863,376	25,908	—
Expiring 04/15/21	HSBC Bank PLC	EUR	46	54,804	53,961	843	—
Expiring 04/15/21	Standard Chartered Bank	EUR	315	375,701	369,515	6,186	—
Expiring 04/15/21	Standard Chartered Bank	EUR	68	82,022	79,768	2,254	—
Expiring 04/15/21	Standard Chartered Bank	EUR	8	9,565	9,385	180	—
Expiring 04/30/21	Westpac Banking Corporation	EUR	1,162	1,368,133	1,363,526	4,607	—
Expiring 06/16/21	Royal Bank of Scotland International	EUR	25,953	31,401,287	30,485,275	916,012	—
A35

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 06/16/21	Citibank, N.A.	JPY	562,851	$5,267,617	$5,087,033	$180,584	$—
				$40,379,921	$39,210,406	1,169,515	—
						$1,284,714	$(4,375,992)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	40,000	$(839,412)	$(948,418)	$(109,006)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
15,770	03/02/26	2.273%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(216,838)	$(216,838)
7,740	02/22/31	2.321%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(147,698)	(147,698)
				$—	$(364,536)	$(364,536)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A36